N-2 - USD ($)		Apr. 30, 2026	Dec. 31, 2025	Mar. 31, 2025
Cover [Abstract]
Entity Central Index Key		0002006189
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		First Eagle Real Estate Debt Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Class A-1
Shares Class A-2
Shares Class A-3
Shares Class A-4
Shares Class I
Shares Class W
SharesShareholder Transaction Expenses:            Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)(1) None 2.50% None 2.50% None  None Maximum Deferred Sales Charge (Load) (as a
		percentage of the lesser of your purchase or redemption price)(2) None 1.50% None 1.50% None None Repurchase Fee(3) None None None None None None(1) The Fund continuously offers its Common Shares through FEF Distributors, LLC (the “Distributor”), as principal underwriter, on a best efforts basis. Class A-1 Shares, Class A-2 Shares, Class A-3 Shares, Class A-4 Shares, Class I Shares and Class W Shares will be sold on a continuous basis at the Fund’s then current NAV per Share. While neither the Fund nor the Distributor impose a sales commission on Class A-1 Shares, Class A-3 Shares, Class I Shares or Class W Shares, if you buy any class of shares (including, Class A-1 Shares, Class A-3 Shares, Class I Shares or Class W Shares) through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. (2) Investors that purchase $250,000 or more of the Fund’s Class A-2 Shares and/or Class A-4 Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $250,000 or more of Class A-2 Shares or Class A-4 Shares will be subject to an early withdrawal charge of 1.50% if the shares are repurchased during the first 12 months after their purchase. See “Early Withdrawal Charges—Class A-2 Shares and Class A-4 Shares”. (3) The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%.
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]	[1]	Annual Fund Operating Expenses (as a percentage of average net assets attributable to our Common Shares(4)): Management Fee(5) 1.47% 1.47% 1.47% 1.47% 1.47% 1.47%Distribution and/or Service (12b-1) Fees 0.50% 0.75% 0.75% 0.50% None NoneInterest Payments on Borrowed Funds(6) 0.92% 0.92% 0.92% 0.92% 0.92% 0.92%Other Expenses 2.64% 2.64% 2.64% 2.64% 2.64% 2.64%Other Expenses - General(7) 2.61% 2.61% 2.61% 2.61% 2.61% 2.61%Other Expenses - Tax Expense(8) 0.03% 0.03% 0.03% 0.03% 0.03% 0.03%Acquired Fund Fees and Expenses 0.01% 0.01% 0.01% 0.01% 0.01% 0.01%Total Annual Fund Operating Expenses 5.54% 5.79% 5.79% 5.54% 5.04% 5.04%Fee Waiver and/or Expense Reimbursement(9) (3.83)% (3.83)% (3.83)% (3.83)% (3.83)% (3.83)%Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement 1.71% 1.96% 1.96% 1.71% 1.21% 1.21%(4)

The expense table above is based on estimated average net assets of approximately $57,000,000 which reflects the Fund’s average net assets for the first quarter 2026 (higher than the Fund’s actual net assets at fiscal year-end December 31, 2025 of approximately $52,000,000). Total Annual Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE and is based on the Fund’s actual results rather than estimates.

(5)	The Management Fee paid by the Fund is calculated at the annual rate of 1.25% of the average daily value of the Fund’s Managed Assets, which includes assets purchased with borrowed money including, for this purpose, amounts attributable to the Fund’s use of reverse repurchase agreement financing. The table above assumes that the Fund borrows money for investment purposes at an average amount of 14.78% of its Managed Assets. The Management Fee in the table is greater than 1.25% since it is computed as a percentage of the Fund’s net assets for presentation therein. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

(6)	Interest Payments on Borrowed Funds are estimated based on average borrowings of 14.78% of the Fund’s average Managed Assets and the Fund bears expenses relating to such borrowings at an annual effective interest rate of 5.28% (plus applicable fees the Fund incurs in connection with its credit facility).

(7)	Other Expenses - General include, but are not limited to, accounting, legal and auditing fees of the Fund, fees for research services, acquired fund fees and expenses, as well as fees payable to the Independent Trustees. Other Expenses - General are based on estimated amounts for the following twelve months.

(8)	Other Expenses - Tax Expense includes income taxes payable by the Fund’s TRSs. The Fund’s tax expense is based on estimated amounts for the following twelve months and may differ from the estimated amount above. Please note that the tax expense estimates both federal and potential state & local tax rates.

(9)	The Adviser has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of the Class A-1, Class A-2, Class A-3, Class A-4, Class I and Class W shareholders are limited to 0.75%, 1.00%, 1.00%, 0.75%, 0.25% and 0.25%, respectively, of average net assets. This undertaking lasts until April 30, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed to repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 0.75%, 1.00%, 1.00%, 0.75%, 0.25% and 0.25% of the class’s average net assets, respectively, or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the date on which the Fund incurred the fee and/or expense and is limited to the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recapture.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in the Common Shares. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example).(1)

	1 Year	3 Years	5 Years	10 Years
Class A-1 Shares	$17	$131	$244	$520
Class A-2 Shares	$44	$160	$273	$550
Class A-3 Shares	$20	$138	$255	$538
Class A-4 Shares	$42	$153	$263	$532
Class I Shares	$12	$117	$221	$482
Class W Shares	$12	$117	$221	$482
(1)	The example above should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds and Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all time periods shown and that all dividends and distributions are reinvested at NAV. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. Class A-1 Shares, Class A-3 Shares, Class I Shares and Class W Shares are offered for investment through certain financial firms that charge their customers transaction or other fees with respect to their customers’ investments in the Fund and such fees are not reflected in the example.

Purpose of Fee Table , Note [Text Block]		The following table illustrates the aggregate fees and expenses (based on average net assets) that Shareholders can expect to bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]	[2]	as a percentage of public offering price
Other Transaction Fees Basis, Note [Text Block]	[3]	as a percentage of the lesser of your purchase or redemption price
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s Investment Objective and Strategies

Investment Objective

The Fund seeks to provide attractive risk-adjusted returns and current income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, a majority of its Managed Assets (as defined in this prospectus) in a portfolio of residential and residential-related real estate-related investments. There can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies

The Fund will invest, under normal market conditions, at least 80% of its Managed Assets (as defined in this prospectus) in a portfolio of public and private real estate-related debt investments. These investments will include:

1)	Short-term mortgage loans of typically 12 to 36 months to real-estate builders and other investors to purchase, renovate and resell or rent residential single or multi-family properties (“Residential Transitional Loans”) through one or more special purpose vehicles (“SPVs”), each a wholly-owned subsidiary of the Fund;
2)	Homebuilder development financing (“Land Banking”) either (i) used to acquire land and then sell finished lots to homebuilders at a fixed price on a pre-determined schedule through one or more joint ventures with a local operating partner, each a majority-owned subsidiary of a “taxable REIT subsidiary” (“TRS”) of the Fund through which the Fund and the operating partner will equally share voting control over the joint venture’s operations (each such joint venture, a “Land Banking Subsidiary”), or (ii) in the form of loans to developers that are secured by real property so that the developers can acquire land and then sell finished lots to homebuilders at a fixed price on a pre-determined schedule;
3)	Mezzanine financing structured as subordinated debt backed by single or multi-family properties or loans (“Residential Mezzanine Loans”); and
4)	Agency and non-agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and credit risk transfer (“CRT”) securities issued by US Federal National Mortgage Association (“Fannie Mae”) and US Federal Home Loan Mortgage Corporation (“Freddie Mac”).

In addition to RMBS (agency RMBS are issued or guaranteed by a U.S. government agency or federally chartered corporation, while non-agency RMBS are issued by private entities), CMBS, and CRT securities, the Fund may invest in other kinds of public debt securities and securitizations, including but not limited to, other asset-based securities and mortgage insurance bonds (“Public Structured Credit”). The Fund may also acquire equity interests in third-party securitizations. Certain of the Fund’s investments in securitizations, such as its investments in other asset-backed securities, may not be treated as qualifying for purposes of the Fund’s 80% of Managed Assets investment restriction if they do not meet the “real estate-related investments” qualifications for businesses and issuers described below.

For purposes of the Fund’s investment restriction generally requiring that 80% of its Managed Assets be in a portfolio of real estate-related debt investments, “debt investments” include, among other things, Residential Transitional Loans, Residential Mezzanine Loans, RMBS, CMBS, other real estate-related asset-backed securities (i.e., those asset-backed securities whose issuer meets the assets and revenue qualifications described below or are classified by an independent classification system as engaged in the real estate industry) and real estate-related debt-like investments such as Land Banking investments and other investments that have a stated or implicit rate and amounts due on a fixed payment schedule and generally over a fixed term.

In connection with the Fund’s investments in Residential Transitional Loans, the Fund may commit to reimburse borrowers for costs incurred in upgrading properties purchased pursuant to these loans. Please see “Unfunded Lending Commitments” below for additional information.

In seeking to invest a majority of its assets in a portfolio of residential and residential-related real estate-related investments, the Fund considers any debt investments in or secured by properties and/or permitted and entitled land that have a primary intended use of residential living to be categorized as “residential and residential-related,” including, without limitation: multi-family properties (generally expected to be properties with five or more dwelling units that are part of a single complex) offered for residential rental use; single-family properties, including single-family rentals; and other types of residential rental assets, such as student housing properties and manufactured housing.

The Fund will also target businesses in industries that are related to these types of properties and assets, such as businesses that are involved with the production of such properties and assets or products or services supporting such properties and assets. These industries may include basic materials, energy, and utilities as well as related suppliers and similarly connected businesses. The Fund’s investments in such industries will generally not be treated as qualifying for purposes of the Fund’s 80% of Managed Assets investment restriction nor “count” towards the Fund’s strategy of seeking to invest a majority of its assets in a portfolio of residential and residential-related real estate-related investments.

The Fund expects to make certain Land Banking investments through Land Banking Subsidiaries. In addition, at times, the Fund will invest in real estate indirectly through investments in mortgages or in real estate-related businesses. These businesses include developers and construction businesses and other market participants that improve real estate, typically residential real estate, and through use cases such as land-development for the purpose of creation of lots for building homes, home improvements involving energy-efficiency upgrades on individual residential properties, and equipment loans on solar panels, HVAC systems or window-installations.

For the investments in these businesses to be treated as qualifying “real estate-related investments” for purposes of the Fund’s 80% of Managed Assets investment restriction, a business must either hold 50% or more of its assets in real estate (or applicable real estate-related assets such as solar panels, HVAC systems, or windows to be installed on residential properties or loans to a property owner or developer for such equipment), derive at least 50% of its revenue from real estate (or the applicable real estate-related business), or be classified as a real estate company or an issuer engaged in the real estate industry according to an independent classification system, such as Standard Industrial Classification Codes or Global Industry Classification Standard, which are each methods for assigning a company to a specific economic sector and industry group that best defines its business operations. These same considerations will be applied to the issuers of securitizations, such as asset-backed loans or securities or pools of such loans or securities, when considering qualification of such investments for purposes of the Fund’s 80% of Managed Assets investment restriction. For example, if 50% of the loans in a securitization would qualify as real estate-related loans if held by the Fund, then the Fund will treat 50% of its investment in the securitization as so qualified. For the avoidance of doubt, any investments by the Fund in businesses that derive at least 50% of its revenue from the production of, or other business related to, solar panels, HVAC systems and windows will not count towards the Fund’s 80% of Managed Assets investment restriction.

The Fund generally intends that any property, the sale or disposition of which could give rise to the 100% “prohibited transaction” tax, will be sold through one or more TRSs. For example, any sale of real property to homebuilders in connection with Land Banking through Land Banking Subsidiaries, which could give rise to the 100% “prohibited transaction” tax, will be sold through one or more TRSs. Additionally, the Fund generally intends to make any investments that are expected to generate non-qualifying income for purposes of the annual 95% REIT income test, which may include certain hedging transactions, through one or more TRSs. However, the Fund may own a limited percentage of such non-qualifying investments for purposes of the annual 95% REIT income test outside a TRS to the extent such investments will not jeopardize the Fund’s ability to satisfy the REIT qualification requirements. If a TRS is organized in the United States, the TRS will be subject to corporate income tax on its earnings, which may reduce the cash flow generated by the Fund in the aggregate and the Fund’s distributions to its shareholders. Any TRS organized for investments in Land Banking is expected to be organized in the United States. For the Fund to qualify as a REIT, the aggregate value of all securities of the TRSs owned by the Fund may not exceed 25% (20% for tax years prior to 2026) of the value of the Fund’s total assets at the close of each calendar quarter. For a description of REIT qualification requirements, please see the SAI under “Material U.S. Federal Income Tax Considerations — U.S. Federal Income Tax Considerations as a REIT — Gross Income Tests” and “— Asset Tests”.

The TRSs and subsidiaries (as defined below) of the Fund will not be registered under the 1940 Act. However, the TRSs and subsidiaries of the Fund will comply with provisions of the 1940 Act related to affiliated transactions and custody of assets (Section 17) or exemptive relief therefrom. Custody of certain subsidiary assets will be maintained with U.S. Bank National Association rather than with JPMorgan Chase Bank N.A., which is otherwise the custodian of the Fund’s assets. In addition, the Fund will comply with provisions governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the TRSs and subsidiaries of the Fund. The Adviser and the Board, as relevant, will also comply with the provisions of Section 15 of the 1940 Act with respect to a TRS’s or other subsidiary’s investment advisory contract. A “subsidiary” is any entity (regardless of whether or not the Fund set up the entity) primarily controlled by the Fund, and that primarily engages in investment activities in securities or other assets. “Primarily controlled” as used herein means (1) the Fund controls the unregistered entity within the meaning of Section 2(a)(9) of the 1940 Act, and (2) the Fund’s control of the unregistered entity is greater than that of any other person. Other than entities wholly owned or majority owned by the Fund, the Fund does not currently intend to create or acquire primary control of a subsidiary as defined in this paragraph.

The Fund anticipates that it will contribute substantially all of the capital required to operate the Land Banking Subsidiaries. Notwithstanding that significant capital contribution, the Fund also anticipates that it will agree under the joint venture terms that the subsidiary’s operating decisions will be made jointly (by mutual agreement) with the Fund’s operating partner. Given the possibility that on these facts the Fund may be deemed to have primary control of this kind of joint venture (notwithstanding that the mutual agreement terms also may suggest co-equal control with the partner), the Fund has undertaken to the SEC staff that it will cause the Fund to comply with the above listed requirements of the 1940 Act in the same manner as for the Fund’s subsidiaries. However, the Land Banking Subsidiaries will be treated differently from the TRSs and other subsidiaries as an accounting and financial reporting matter because they are not consolidated with the Fund’s accounts for financial reporting purposes.

To the extent consistent with the applicable liquidity requirements for interval funds under Rule 23c-3 of the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may invest without limit in illiquid investments. Most of the instruments in which the Fund invests will be rated below investment grade by rating agencies or, if unrated, are judged by the Subadviser (defined below) to be of comparable quality. Instruments rated below investment grade are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in below investment grade instruments, an investment in the Fund should be considered speculative. Many of the instruments will have no credit rating at all. For a discussion of the risks associated with investing in below investment grade instruments, please see “Below Investment Grade Rating Risk”.

The Fund may also invest in other REITs, U.S. government bonds, equity, equity-related securities and various other similar investments, including hybrid investments (such as preferred equities and convertible securities), exchange traded funds, equity options, equity index options, single name credit default swaps (“CDS”), CDS indices, CDS index options, CDS index tranches, equity index futures and obligations of the U.S. government. These investments will be treated as qualifying real-estate related debt investments for purposes of the Fund’s 80% of Managed Assets investment restriction if they meet both the description of “debt investments” and “real estate-related investments” provided above. The Fund “counts” relevant derivative positions towards its 80% of Managed Assets investment restriction and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value in connection with new rules requiring that treatment, which come into effect in 2025).

Independent Credit Analysis, Active Approach to Monitoring and Investing, Managed by an Experienced Team

The Subadviser will employ an active investment strategy utilizing its long-standing and comprehensive investment process. The Subadviser constructs and manages a portfolio of credit assets, investing where it sees opportunities and reducing exposure to areas where it sees less value or heightened downside risks. The Subadviser makes investment decisions based on its assessment of a range of factors depending on the specific underlying investment, including an issuer’s credit characteristics, industry and sector outlooks, loan and property characteristics, market and demographic factors, borrower credit profiles and forecasts for the global economy, interest rates, and markets in general. This approach is intended to achieve attractive risk-adjusted returns through dynamic reallocation among private and public credit investments through multiple market cycles.

The Subadviser uses a time-tested investment process leveraging the collective experience of a long-standing senior investment team across multiple credit cycles. The Subadviser will utilize its independent credit analysis to seek to minimize credit risk and to identify issuers, industries and sectors that its believes are undervalued or offer potentially attractive yields relative to the Subadviser’s assessment of their creditworthiness. The approach is a collaborative, consistent approach leveraging multiple perspectives. Team management of the Fund is paramount. The process benefits from a long-standing senior investment team with deep experience and a long-standing track record investing in alternative credit, with the members of this team averaging over 20 years of investment experience over multiple credit cycles, and consistency of credit analysts, portfolio managers, and traders.

Access to Napier Park Alternative Credit Deal Flow

The Fund intends to benefit from the scale, infrastructure, and demonstrated investment expertise of the Napier Park Credit platform. This includes a proprietary deal pipeline and access to broad opportunities in the public, private, new-issue, and secondary credit markets. The Fund will seek out the most attractive investment ideas sourced through the platform’s multi-billion-dollar credit platform to achieve its investment objective. As such, the portfolio management team will have the flexibility to invest where it sees opportunities in a variety of credit instruments with varying yield and risk profiles in order to achieve its investment objective.

Differentiated Investment Opportunity to the Retail Investor Base

Retail-oriented investment products frequently do not offer access to residential credit products such as Residential Transitional Loans, Land Banking, Residential Mezzanine Loans and certain public debt securities backed by residential real estate or residential real estate-related assets. In many cases, investment products offering these exposures typically have higher investment minimums and are traditionally offered exclusively to institutional investors, therefore the Fund offers a differentiated investment opportunity to retail investors.

Subadviser’s Investment Process

The Fund seeks to generate attractive risk-adjusted returns by investing in cash-flow generating, short-duration assets across real estate lending markets. The members of the Subadviser’s Mortgage and Consumer Strategies team, including at the Subadviser’s predecessor firm, have over 20 years average experience, combining detailed underwriting and structuring expertise, dynamic asset sourcing capabilities and deep analytical skills using sophisticated proprietary systems.

Napier Park’s investment process can be summarized in three main categories: 1) Fundamental Credit Underwriting; 2) Active Portfolio Management; and 3) Advantaged Sourcing:

1.	Fundamental Credit Underwriting: Thorough bottom-up scrutiny of individual credits using proprietary modelling and analysis.

2.	Active Portfolio Management: Portfolio optimization across private and public exposures, as well as across a range of asset classes to create alpha.

3.	Advantaged Sourcing: Cultivated strategic relationships with originators to access a wider scope of diversified opportunities. $3.8bn+ of private credit has been sourced through strategic relationships.

Please see “Investment Objective, Policies and Risks” in the Statement of Additional Information for additional information regarding the investments of the Fund and their related risks.

Risk Factors [Table Text Block]

Principal Risks of the Fund

Investing in the Fund’s Common Shares involves a number of significant risks. Before you invest in the Fund’s Common Shares, you should be aware of various risks, including those described below. The risks set out below are not the only risks the Fund will face. Additional risks and uncertainties not presently known to the Fund or not presently deemed material by the Fund may also impair the Fund’s operations and performance. If any of the following events occur, the Fund’s business, financial condition, results of operations and cash flows could be materially and adversely affected. In such case, the Fund’s NAV could decline, and you may lose all or part of your investment. The risk factors described below are the principal risk factors associated with an investment in the Fund as well as those factors generally associated with an investment company with investment objectives, investment policies, capital structure or trading markets similar to the Fund.

Limited Operating History

The Fund is a non-diversified closed-end investment company. The Fund has a limited history of operations and is subject to all of the business risks and uncertainties associated with any new business. As a result, prospective investors have a limited track record or history on which to base their investment decisions. The Fund is designed for long-term investors and not as a trading vehicle.

Unlisted Closed-End Fund Structure; Limited Liquidity

The Fund’s Common Shares are not listed for trading on any securities exchange. There is currently no secondary market for its Common Shares and the Fund does not expect any secondary market to develop. Shareholders of the Fund are not able to have their Common Shares redeemed or otherwise sell their Common Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an Interval Fund and conducts periodic repurchase offers for a portion of its outstanding Common Shares, subject to certain conditions as described herein. Investors should consider Common Shares of the Fund to be an illiquid investment. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the Common Shares. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. See “Principal Risks of the Fund—Repurchase Offers Risk.”

Investment Risk

An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Common Shares represents an indirect investment in the investments and other financial assets owned by the Fund. The value of the Fund’s investments will generally fluctuate with, among other things, changes in prevailing interest rates, federal tax rates, counterparty risk, general economic conditions, the condition of certain financial markets, developments or trends in any particular industry and the financial condition of the issuer. The Fund anticipates using leverage, which would magnify the Fund’s investment, market and certain other risks. See “Risk Factors—Leverage Risk.” During periods of limited liquidity and higher price volatility, the Fund’s ability to dispose of investments at a price and time that the Adviser and/or Subadviser deems advantageous may be impaired. Lower-quality debt instruments involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt instruments often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt instruments can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt instruments is likely to be higher during economic recessions or periods of high interest rates. In addition, the Adviser’s and the Subadviser’s responses to these market movements may not be successful. The Common Shares at any point in time may be worth less than the original cost, even after taking into account any reinvestment of dividends and distributions.

Market Risk

The Fund is subject to market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Although globally and among developed countries there has been a relatively stable political environment for decades, there is no guarantee that such stability will be maintained in the future. International policies, relationships and trade agreements, which have generally been perceived as stable or evolving, appear to be much more in flux. Adjustments in major trade relationships have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked. Other drivers of geopolitical, economic and market risk may also come from, among other things, increased political tension on the international stage, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, continuous abnormally low global interest rates, structural stresses in the European Union, international terrorist activity and armed conflict and risk of armed conflict in the Middle East, East Asia and elsewhere. Similarly, environmental and public health risks, such as natural disasters or pandemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Additionally, economic or other sanctions imposed on the United States by a foreign country, or imposed on a foreign country or issuer by the United States, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities. Sanctions could also affect the value and/or liquidity of a foreign security. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objective. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund’s performance. Such factors may affect the level and volatility of security prices and liquidity of a Fund’s investments. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund. Changes in the value of securities may be temporary or may last for extended periods.

Non-Diversification Risk

The Fund is “non-diversified,” which means that the Fund may invest a significant portion of its assets in the instruments of a smaller number of issuers than a diversified fund. Focusing investments in a small number of issuers increases risk. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be. Some of those issuers also may present substantial credit or other risks. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a REIT accorded special tax treatment under the Code, which imposes its own diversification requirements.

Real Estate Industry Concentration Risk

The Fund will concentrate (i.e., invest more than 25% of its assets) its investments in the real estate industry. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.

To the extent that the Fund invests in real estate investments, it will be subject, directly or indirectly, to the risks associated with owning real estate and with the real estate industry generally. These risks include, but are not limited to: the burdens of ownership of real property; general and local economic conditions; the supply and demand for properties; energy and supply shortages; fluctuations in average occupancy and room rates; the attractiveness, type and location of the properties and changes in the relative popularity of properties as an investment; the financial condition and resources of tenants, buyers and sellers of properties; increased mortgage defaults; the quality of maintenance, insurance and management services; changes in the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable; changes in building, environmental and other laws and/or regulations (including those governing usage and improvements), fiscal policies and zoning laws; changes in real property tax rates; changes in interest rates and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable; changes in operating costs and expenses; energy and supply shortages; uninsured losses or delays from casualties or condemnation; negative developments in the economy that depress travel or leasing activity; environmental liabilities; contingent liabilities on disposition of assets; uninsured or uninsurable casualties; acts of God, including earthquakes, hurricanes and other natural disasters; social unrest and civil disturbances, epidemics, pandemics or other public crises; terrorist attacks and war; risks and operating problems arising out of the presence of certain construction materials, structural or property level latent defects, work stoppages, shortages of labor, strikes, union relations and contracts, fluctuating prices and supply of labor and/or other labor-related factor; and other factors which are beyond the control of the Advisers.

Real estate values have been historically cyclical. As the general economy grows, demand for real estate increases and occupancies and rents may increase. As occupancies and rents increase, property values increase, and new development occurs. As development may occur, occupancies, rents and property values may decline. Because leases are usually entered into for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies may incur large swings in their profits and the prices of their securities. The total returns available from investments in real estate generally depend on the amount of income and capital appreciation generated by the related properties. The performance of real estate, and thereby the Fund, will be reduced by any related expenses, such as expenses paid directly at the property level and other expenses that are capitalized or otherwise embedded into the cost basis of the real estate.

Real estate that is at the development phase as its own risks, see “New Construction and Real Estate Development Risk” and “Property Construction Completion Risk” below.”

Asset Allocation Risk

The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that the Adviser or the Subadviser may make less than optimal or poor asset allocation decisions.

The Adviser and the Subadviser employ an active approach to allocation across multiple credit sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Adviser or the Subadviser will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Debt Securities Risk

The value of debt securities may decline for a number of reasons that directly relate to the borrower, such as the borrower’s financial strength, management performance, financial leverage and reduced demand for the borrower’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer of debt securities may affect securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Structured Investments Risk

The Fund may invest in structured products, including, structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indexes and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.

Construction Loans Risk

If the Fund fails to fund its entire commitment on a construction loan or if a borrower otherwise fails to complete the construction of a project, there could be adverse consequences associated with the loan, including, without limitation: (1) a loss of the value of the property securing the loan, especially if the borrower is unable to raise funds to complete it from other sources; (2) a borrower claim against the Fund for failure to perform under the loan documents; (3) increased costs to the borrower that the borrower is unable to pay; (4) a bankruptcy filing by the borrower; and (5) abandonment by the borrower of the collateral for the loan. Additionally, the process of foreclosing on a property is time consuming, and the Fund may incur significant expense if it forecloses on a property securing a loan under these or other circumstances. The occurrence of any of the foregoing events could result in losses to the Fund, which could materially and adversely affect the Fund.

Residential Transitional Loans Risk

Holders of Residential Transitional Loans bear various risks, including credit, market, interest rate, extension, structural and legal risks. Typically, such loans may be prepaid at any time. Residential Transitional Loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The rate of defaults and losses on mortgage loans (such as Residential Transitional Loans) will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a mortgage loan is in default, foreclosure of such mortgage loan may be a lengthy and difficult process and may involve significant expenses. Furthermore, the market for defaulted mortgage loans or foreclosed properties may be very limited.

At any one time, a portfolio of Residential Transitional Loans may consist disproportionately of loans with large aggregate principal amounts secured by properties in only a few states or regions. For example, the Subadviser’s focus on areas where there are strong housing fundamentals and concentration of residential-rehabilitation activity often leads to greater concentration of portfolio investments in those states versus their pro-rata sharing of US-housing values. As a result, the Fund is subject to the risk that an acute change in housing demand in the respective areas, due to changes in demographic trends or particular economic stresses which are localized to those areas, may negatively impact the value of the Residential Transitional Loans held by the Fund. As a result, the Residential Transitional Loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations and loan sizes. As a result, such portfolio of loans may experience increased losses as compared to a more diversified portfolio.

A Residential Transitional Loan may have a balloon payment due on its maturity date. Balloon mortgage loans involve a greater risk to a lender than self-amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including, without limitation, the strength of the residential real estate markets, tax laws, the financial situation and operating history of the underlying property, interest rates, conditions in credit markets and general economic conditions. If the borrower is unable to make such balloon payment, the Residential Transitional Loans will likely default.

Prepayments on Residential Transitional Loans will be influenced by the prepayment provisions of the related mortgage notes and may also be affected by a variety of economic, geographic and other factors, including the difference between the interest rates on the underlying mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. In general, if prevailing interest rates fall significantly below the interest rates on the related mortgage loans, the rate of prepayment on the underlying mortgage loans would be expected to increase. Conversely, if prevailing interest rates rise to a level significantly above the interest rates on the related mortgages, the rate of prepayment would be expected to decrease. Prepayments could reduce the yield received on a portfolio of Residential Transitional Loans. Residential Transitional Loans are particularly susceptible to prepayment risks, as they generally do not contain prepayment penalties and a reduction in interest rates will increase the prepayments on the Residential Transitional Loans, resulting in a reduction in yield to maturity for holders of such securities.

Residential Transitional Loans may be non-conforming mortgage loans that do not qualify for purchase by government-sponsored agencies, such as Fannie Mae and Freddie Mac, because of characteristics and size that do not satisfy Fannie Mae and Freddie Mac guidelines. Non-conforming mortgage loans are likely to experience rates of delinquency, foreclosure and loss that are higher, and that may be substantially higher, than mortgage loans originated in accordance with Fannie Mae or Freddie Mac underwriting guidelines. The principal differences between conforming mortgage loans and non-conforming mortgage loans include the applicable loan-to-value ratios, the credit and income histories of the related mortgagors, the documentation required for approval of the related mortgage loans, the types of properties securing the mortgage loans, the loan sizes and the mortgagors’ occupancy status with respect to the mortgaged properties. As a result of these and other factors, the interest rates charged on non-conforming mortgage loans are often higher than those charged for conforming mortgage loans. The combination of different underwriting criteria and higher rates of interest may also lead to higher delinquency, foreclosure and losses on non-conforming mortgage loans as compared to conforming mortgage loans.

If there are a significant number of defaults and delinquent payments on the Residential Transitional Loans, the Fund may suffer significant losses.

In recent years, the mortgage market in the United States has experienced a variety of difficulties and changed economic conditions that may adversely affect the performance and market value of a portfolio of Residential Transitional Loans. Delinquencies and losses with respect to mortgage loans have been and may continue to be volatile. In addition, in recent months housing prices and appraisal values in many states have declined or stopped appreciating. A continued decline or an extended flattening of those values may result in additional increases in delinquencies and losses on housing loans generally.

Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable rate mortgage loans. Borrowers with adjustable rate mortgage loans are being exposed to increased monthly payments when the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate. Borrowers seeking to avoid these increased monthly payments by refinancing their mortgage loans may no longer be able to find available replacement loans at comparably low interest rates. A decline in housing prices may also leave borrowers with insufficient equity in their mortgaged properties to permit them to refinance. Furthermore, borrowers who intend to sell their mortgaged properties on or before the expiration of the fixed rate periods on their mortgage loans may find that they cannot sell such properties for an amount equal to or greater than the unpaid principal balance of their loans. These events, alone or in combination, may contribute to higher delinquency rates and, as a result, adversely affect the performance and market value of a portfolio of Residential Transitional Loans.

In addition, a mortgage loan originator may experience financial difficulties or bankruptcy. These difficulties may result from declining markets for mortgage loans as well as from claims for repurchases of mortgage loans previously sold under provisions that require repurchase in the event of early payment defaults, or for material breaches of representations and warranties made on the mortgage loans, such as fraud claims. These difficulties may adversely affect the performance and market value of Residential Transitional Loans originated, serviced or subserviced by these companies.

Certain Residential Transitional Loans may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On any such mortgage loans, if the monthly payments are not enough to cover both the interest and principal payments on the loan, the shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. During periods in which the outstanding principal balance of any such mortgage loan is increasing due to the addition of deferred interest, the increasing principal balance of such mortgage loan may approach or exceed the value of the related mortgage property, thus increasing the likelihood of defaults as well as the amount of any loss experienced with respect to any such mortgage loan that is required to be liquidated. Furthermore, each such mortgage loan generally provides for the payment of any remaining unamortized principal balance (due to the addition of deferred interest, if any, to the principal balance of such mortgage loan) in a single payment at the maturity of the loan. Because the related mortgagors may be required to make a larger single payment upon maturity, it is possible that the default risk associated with such mortgage loans is greater than that associated with fully amortizing mortgage loans. To the extent the Fund invests in loans with negative amortization features, the Fund’s returns could be adversely affected.

Laws such as the Relief Act provide relief to mortgagors who enter into active military service or who were on reserve status but are called to active duty after the origination of their mortgage loans. Under the Relief Act, during the period of a mortgagor’s active duty, the rate of interest that may be charged on such mortgagor’s loan will be capped at a rate of 6% per annum, which may be below the interest rate that would otherwise have been applicable to such mortgage loan. If the loans in the Fund’s portfolio are or become subject to such caps, the Fund’s returns could be adversely affected.

Violations of loan origination or servicing laws may result in losses on a portfolio of Residential Transitional Loans. Applicable state laws generally regulate interest rates and other charges, require licensing of originators and require specific disclosures. In addition, other state laws, public policy and general principles of equity relating to the protection of consumers, unfair and deceptive practices and debt collection practices may apply to the origination, servicing and collection of Residential Transitional Loans. Depending on the provisions of the applicable law and the specific facts and circumstances involved, violations of these laws, policies and principles may limit the ability of a lender to collect all or part of the principal of or interest on the Residential Transitional Loans, may entitle a borrower to a refund of amounts previously paid and, in addition, could subject the owner of a Residential Transitional Loan to damages and administrative enforcement.

The Fund currently intends to hold its interests in Residential Transitional Loans in a trust structure in which the Fund will hold all of the trust’s beneficial interest and the trustee will be a U.S. national bank acting as custodian of the trust assets. The trust will be treated as a wholly-owned subsidiary of the Fund. The TRSs and subsidiaries of the Fund, including the wholly-owned subsidiary of the Fund through which the Fund intends to hold its interests in Residential Transitional Loans, will comply with provisions of the 1940 Act related to affiliated transactions and custody of assets (Section 17) or exemptive relief therefrom. The Fund will comply with provisions governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the TRSs, and each subsidiary of the Fund, including the wholly-owned subsidiary of the Fund through which the Fund intends to hold its interests in Residential Transitional Loans. In addition, the Adviser and the Board, as relevant, will comply with the provisions of Section 15 of the 1940 Act with respect to a TRS’s or other subsidiary’s, including the wholly-owned subsidiary of the Fund through which the Fund intends to hold its interests in Residential Transitional Loans, investment advisory contract.

Land Banking Investments Risk

The Fund expects to make Land Banking investments either (i) through one or more joint ventures with a local operating partner, each a majority-owned subsidiary of a TRS of the Fund through which the Fund and the operating partner will equally share voting control over the joint venture’s operations, or (ii) in the form of loans to developers that are secured by real property so that the developers can acquire land and then sell finished lots to homebuilders at a fixed price on a pre-determined schedule.

The Fund may enter into “debt-like” (for non-tax purposes) Land Banking arrangements in which a Land Banking Subsidiary will purchase finished or unfinished land parcels from a homebuilder (or third party identified by the homebuilder) and provide the homebuilder an option to purchase back finished land parcels on a periodic basis at fixed prices. In connection with Land Banking arrangements, the Fund will also engage the homebuilder to make agreed horizontal (streets, sewers, etc.) and/or vertical (home construction) improvements to the land parcels and will fund the costs of such improvements. Land Banking arrangements will subject the Fund to the risks inherent in the ownership and operation of real estate. In connection with these Land Banking arrangements, the homebuilder will make an initial payment and/or periodic payments to a Land Banking Subsidiary under an option contract. The option contracts will not create a contractual obligation requiring the homebuilder to purchase back any or all of the finished land parcels from the Land Banking Subsidiary, and the homebuilder will be free to decline to purchase the land parcels or terminate the option contract at any time. Such an outcome results in the Land Banking Subsidiary holding the land parcels longer than intended and can be considered the functional equivalent of a “default” under traditional financing arrangements (i.e., in which the lender must take possession of financed property). In such case, the Land Banking Subsidiary may not be able to resell the land parcels at attractive prices, which could cause the Fund to incur substantial losses, including the loss of the purchase price and funded construction costs. In addition, the option contracts will provide a “takedown” schedule permitting the homebuilder to purchase back finished land parcels from the Land Banking Subsidiary on a periodic basis at fixed prices. The payments are intended to compensate the Fund for funding the purchase price of the land parcels and construction costs. However, subject to adjustment in limited circumstances, payments under the option contracts and the “takedown” prices at which the homebuilder may purchase back finished land parcels will be determined at the onset of the Land Banking arrangement. There can be no assurance that such payments will be sufficient to compensate the Fund for all costs, including unanticipated costs, related to the Land Banking arrangements. In addition, in the event that the homebuilder declines to purchase the land parcels or terminates the option contract, the Land Banking Subsidiary will not receive further payments under the option contract. Payments received prior to the termination may not be sufficient to compensate the Fund for all costs incurred by the Fund under the Land Banking arrangement.

In connection with Land Banking arrangements through a Land Banking Subsidiary, the Fund may also engage the homebuilder under a construction contract to make agreed horizontal (streets, sewers, etc.) and/or vertical (home construction) improvements to the land parcels. At the onset of the Land Banking arrangement, the Fund and the homebuilder will agree to a construction schedule and budget for the development of the land parcels. The Fund may reimburse the homebuilder on a periodic basis for the homebuilder’s costs and obligations, subject to the agreed cap on such costs. Generally, under the construction contracts, cost overruns and/or additional unanticipated costs will be borne by the homebuilder, without reimbursement by the Fund. However, the Fund is subject to the risk that significant cost overruns, additional unanticipated costs and/or delays could cause the homebuilder to terminate the option contract and construction contract. In that case, the Fund may not be able to engage a suitable replacement homebuilder or resell the land parcels at attractive prices. This could cause the Fund to incur substantial losses, including the loss of the purchase price and funded construction costs.

In connection with Land Banking arrangements through a Land Banking Subsidiary, the homebuilder generally bears all property-related expenses and remains liable for taxes and assessments, repairs, compliance with regulatory and environmental obligations and other matters. However, if a homebuilder becomes bankrupt then the Fund would likely be required to bear such costs, which could be substantial. Any bankruptcy by a homebuilder could cause the Fund to incur substantial losses.

The success of the Fund’s Land Banking investments depends upon the ability to identify reputable and creditworthy homebuilders and to acquire attractive land parcels for development of projects at reasonable prices and with terms that meet the Advisers’ underwriting criteria. The Land Banking Subsidiaries’ ability to acquire land parcels for new projects may be adversely affected by changes in the general availability of land parcels, the willingness of land sellers to sell land parcels at reasonable prices, competition for available land parcels, availability of financing to acquire land parcels, zoning and other market conditions. If the supply of land parcels appropriate for development of projects is limited because of these factors, or for any other reason, the Fund’s ability to achieve its investment objective could be significantly limited.

Additionally, the Fund’s ability to begin new projects could be impacted if homebuilders decline to purchase land parcels or terminate option contracts in connection with existing Land Banking arrangements. Also material to the success of the Fund’s Land Banking investments through a Land Banking Subsidiary are the contributions of the Fund’s local operating partner. The local operating partner proposes joint venture opportunities, manages relationships with the developers and supervises individual projects on a day-to-day basis subject to agreed joint venture operating terms. Were a local operating partner to cease to do business with the Fund or experience financial or operating difficulties, including loss of personnel, those circumstances could have a material adverse effect on the Fund’s investments.

While the Fund treats its investments in the Land Banking Subsidiaries through which it makes Land Banking investments as equity investments for tax and accounting purposes, the Fund (and the market generally) considers the underlying Land Banking transactions to be a form of development financing and to have debt-like characteristics (though again treated as equity for tax purposes). These investments in Land Banking Subsidiaries will be treated as qualifying debt investments for purposes of the Fund’s 80% of Managed Assets investment restriction.

As a participant in the Land Banking Subsidiaries, the Fund is indirectly exposed to the operations of these businesses, including the expenses of owning and developing lots, interest expenses associated with leverage at the level of a Land Banking Subsidiary or the lots, servicing and project management expenses (including incentive-based expenses) paid to the local operating partner, and other ordinary project expenses (and potentially extraordinary expenses such as litigation). These expenses can be significant. They are not, however, borne by the Fund and are not presented as part of the Fund’s expenses shown in the Summary of Fund Expenses tables. To the extent a Land Banking Subsidiary is treated as a “significant subsidiary” of the Fund under applicable accounting guidance, summary financial information for that Land Banking Subsidiary, including relating to expenses, would be available in the Fund’s financial statements going forward.

Certain Land Banking investments by the Fund are also expected to be in the form of loans to developers so that the borrowers can acquire land and then sell finished lots to homebuilders at a fixed price on a pre-determined schedule. The borrower will use proceeds from the loan from the Fund to purchase finished or unfinished land parcels from a homebuilder (or third party identified by the homebuilder) and provide the homebuilder an option to purchase back finished land parcels on a periodic basis at fixed prices. The Fund’s loan will be secured by such real property. The success of these kinds of Land Banking investments depends upon the ability to identify developers that have relationships with reputable and creditworthy homebuilders. The Fund’s ability to make loans to developers through this arrangement may be adversely affected by factors affecting developers and homebuilders, including changes in the general availability of land parcels, the willingness of land sellers to sell land parcels at reasonable prices, competition for available land parcels, availability of financing to acquire land parcels, zoning and other market conditions. If the supply of land parcels appropriate for development of projects is limited because of these factors, or for any other reason, the Fund’s ability to achieve its investment objective could be significantly limited. Additionally, the Fund’s ability to obtain repayment on loans could be negatively affected if homebuilders decline to purchase land parcels from the developer or homebuilders terminate option contracts in connection with existing Land Banking arrangements. The Fund anticipates that developers will contribute substantially all of the capital required to operate the borrowers and that the Fund’s loans to the borrowers will also be treated as qualifying debt investments for purposes of the Fund’s 80% of Managed Assets investment restriction.

Recourse Financings Risk.

In certain cases, financings for the Fund’s commercial real estate properties may be recourse to the Fund. Generally, commercial real estate financings are structured as non-recourse to the borrower, which limits a lender’s recourse to the property pledged as collateral for the loan, and not the other assets of the borrower or to any parent of borrower, in the event of a loan default. However, lenders customarily will require that a creditworthy parent entity enter into so-called “recourse carveout” guarantees to protect the lender against certain bad-faith or other intentional acts of the borrower in violation of the loan documents, as well as a guarantee for unpaid interest and fees due. A “bad boy” guarantee typically provides that the lender can recover losses from the guarantors for certain bad acts, such as fraud or intentional misrepresentation, intentional waste, willful misconduct, criminal acts, misappropriation of funds, voluntary incurrence of prohibited debt and environmental losses sustained by lender. In addition, “bad boy” guarantees typically provide that the loan will be a full personal recourse obligation of the guarantor, for certain actions, such as prohibited transfers of the collateral or changes of control and voluntary bankruptcy of the borrower. These financing arrangements with respect to the Fund’s investments generally require “bad boy” guarantees from the Fund and/or certain of the Fund’s subsidiaries and in the event that such a guarantee is called, the Fund’s assets could be adversely affected. Moreover, the Fund’s “bad boy” guarantees could apply to actions of the joint venture partners associated with the Fund’s investments.

While the Adviser expects to negotiate indemnities from such joint venture partners to protect against such risks, there remains the possibility that the acts of such joint venture partner could result in liability to the Fund under such guarantees.

Mortgage Loan Risk

The Fund will invest in mortgage loans, which are subject to risks of delinquency, foreclosure, and risk of loss. In the event of a borrower’s default, the Fund’s profitability will suffer a material adverse effect to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan.

Mortgage-Related and Asset-Backed Instruments Risk

Mortgage-related and other asset-backed instruments represent interests in “pools” of mortgages or other assets held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these instruments and potentially causing the Fund to lose money. The Fund’s investments in other asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets.

The Fund expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed instruments that are more highly rated.

The mortgage markets have experienced extreme difficulties in the past that adversely affected the performance and market value of mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

CMBS Risk

CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal.

RMBS Risk

The Fund’s investments in RMBS are subject to the risks of defaults, foreclosure timeline extension, fraud, and home price depreciation and unfavorable modification of loan principal amount. In the event of defaults on the residential mortgage loans that underlie the Fund’s investments in RMBS and the exhaustion of any underlying or any additional credit support, the Fund may not realize an anticipated return on investments and may incur a loss on these investments. On certain

RMBS, prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty.

CRT Securities Risk

CRT securities are debt obligations issued by or sponsored by Fannie Mae and Freddie Mac. The coupon payments on CRT securities are paid by the issuer and the principal payments received are dependent on the performance of loans in either a reference pool or an actual pool of loans. As an investor in a CRT security, the Fund may incur a principal loss if the performance of the actual or reference pool loans results in either an actual or calculated loss that exceeds the credit enhancement of the security owned by the Company. In addition, CRT securities, while not structured products, face similar risks as structured products because they are debt securities issued by governmental agencies but their value depends in part on a pool of mortgage loans. CRT securities are unguaranteed and unsecured debt securities issued by government agencies and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government agency fails to pay principal or interest on its CRT securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such CRT securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in CRT securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government-sponsored enterprise, or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

Mezzanine Loans Risk

The Fund will invest in mezzanine financing structured as subordinated debt, backed by first liens on single or multi-family properties or loans or as defined herein as Residential Mezzanine Loans, or as preferred equity investments.

Mezzanine loans are loans made to property owners that are secured by pledges of the borrowers’ ownership interests, in whole or in part, in entities that directly or indirectly own the properties, such loans being subordinate to whole loans secured by first or second mortgage liens on the properties themselves. Mezzanine loans may be issued with or without registration rights. Maturities of mezzanine loans are typically seven to ten years, but the expected average life is significantly shorter at three to five years due to prepayment rights. Mezzanine loans are usually unsecured and typically junior to the obligations of a company to senior creditors, trade creditors and employees and often represent the most junior debt security in an issuer’s capital structure. These types of investments involve a higher degree of risk than first mortgage loans secured by income producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. As a result, the Fund may not recover some or all of its investment. Mezzanine loans are often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine loans have historically been higher than for investment-grade instruments.

Mezzanine financing structured as preferred equity investments, which provides substantively the same rights for the lender, but involves the lender holding actual equity interests with preferential rights over the common equity. Mezzanine financing structured as preferred equity investments is generally subject to the risks regarding mezzanine loans described above and also to the risks of hybrid investments described below.

The Fund considers “residential” mezzanine loans to be mezzanine loans secured by properties and/or permitted and entitled land that have a primary intended use of residential living to be categorized as “residential and residential-related,” including, without limitation: multi-family properties (generally expected to be properties with five or more dwelling units that are part of a single complex) offered for residential rental use; single-family properties, including single-family rentals; and other types of residential rental assets, such as student housing properties and manufactured housing.

The Fund will also target businesses in industries that are related to these types of properties and assets, such as businesses that are involved with the production of such properties and assets or products or services supporting such properties and assets. These industries may include basic materials, energy, and utilities as well as related suppliers and similarly connected businesses. The Fund’s investments in such industries will generally not be treated as qualifying for purposes of the Fund’s 80% of Managed Assets investment restriction nor “count” towards the Fund’s strategy of seeking to invest a majority of its assets in a portfolio of residential and residential-related real estate-related investments.

Hybrid Investments Risk

Hybrid securities may include preferred stock and convertible securities.

Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. The Fund’s investments in preferred stock are treated as qualifying debt investments for purposes of the Fund’s 80% of Managed Assets investment restriction.

Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks that are typically associated with debt. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and are typically unrated or rated lower than such debt obligations. The Fund’s investments in convertible securities will be treated as qualifying debt investments for purposes of the Fund’s 80% of Managed Assets investment restriction if they meet the description of “debt investments” provided above under “Investment Objective and Principal Strategies.”

New Construction and Real Estate Development Risk

The risks inherent in financing, purchasing, owning, selling, and developing land increase as the demand for new homes and rentals decreases. Real estate markets are highly uncertain, and the value of undeveloped land has fluctuated significantly and may continue to fluctuate. The Fund’s investments are subject to risks inherent in residential and commercial real estate generally as well as risks inherent to new construction and development, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, the risk that costs of construction materials or construction labor may rise materially during the development, overbuilding and price competition, decreased availability of suitable land, and changing government regulations (including zoning, usage and tax laws). In addition, land carrying costs can be significant and can result in losses or reduced profitability. As a result, the Fund may hold certain land, and may acquire or finance additional land, in its development pipeline at a cost that the Fund may not be able to fully recover or at a cost which precludes profitable development.

Property Construction Completion Risk

Cost overruns and non-completion of the construction or renovation of the properties underlying the instruments in which the Fund invests may materially adversely affect the Fund’s investment. The renovation, refurbishment or expansion by a borrower under a mortgaged or leveraged property involves risks of cost overruns and non-completion. Costs of construction or improvements to bring a property up to standards established for the market position intended for that property may exceed original estimates, possibly making a project uneconomical. Other risks may include environmental risks and construction, rehabilitation and if applicable, subsequent leasing of the property not being completed on schedule. If such construction or renovation is not completed in a timely manner, or if it costs more than expected, the borrower may experience a prolonged impairment of net operating income and may not be able to make payments on Fund’s investment.

Privately-Issued Mortgage-Related Securities Risk

There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental issuers. Privately-issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.

Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Repurchase Offers Risk

As described under “Periodic Repurchase Offers” above, the Fund is an Interval Fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board of Trustees. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio instruments.

However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio instruments (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, which may accelerate the realization of taxable income and cause the Fund to make taxable distributions to Common Shareholders earlier than the Fund otherwise would have. In addition, non-redeeming Common Shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund’s Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will be a taxable event to Common Shareholders, potentially even to those Common Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “Certain U.S. Federal Income Tax Matters”.

Large Shareholder Risk

To the extent a large proportion of Common Shares are held by a small number of Common Shareholders, including affiliates of the Adviser and the Subadviser, the Fund is subject to the risk that these Shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers or that Common Shares held by such Common Shareholders will be subject to involuntary repurchases or mandatory redemptions in large amounts as described under “Involuntary Repurchases and Mandatory Redemptions,” including to allow the Fund to preserve its status as a REIT. Additionally, seed investors have received waivers from the Board to own in excess of ownership limits that, absent such a waiver, generally prohibit any person or entity from beneficially or constructively owning (i) Common Shares in excess of 9.8% in value or number of shares, whichever is more restrictive, of the outstanding Common Shares and (ii) shares of the Fund (including Common Shares and preferred shares) in excess of 9.8% in value of the outstanding shares of the Fund. The waivers received by the seed investors will expire automatically, with no further action by any person, on June 30, 2026, to the extent still in effect on that date, and each seed investor will be subject to the 9.8% ownership limits at that time. Because the seed investors currently own Common Shares in excess of the 9.8% ownership limits, the Fund expects to conduct a repurchase offer at a level above those to date prior to June 30, 2026, subject to Board approval and applicable law, to facilitate the reduction of each seed investor’s ownership of Common Shares below the 9.8% ownership limits (or a higher limit as may be permitted by the Fund -- in this regard, if a higher ownership limit for the seed investors is permitted, which should be anticipated, a correspondingly lower general ownership limit, i.e., below 9.8%, would be instituted for shareholders more generally). These transactions could adversely affect the Fund’s ability to conduct its investment program. They may make ordinary portfolio management and rebalancing decisions more complicated to implement, may result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio, and may accelerate the realization of taxable income based on current market conditions and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or for smaller or newer funds or when a significant investor purchases, redeems or owns a substantial portion of the Fund’s shares. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of Common Shareholders may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Common Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Common Shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, Shareholders unaffiliated with the Adviser and the Subadviser will not be given priority over Shareholders that are affiliates of the Adviser and the Subadviser, whose holdings in the Fund may be significant and may have the effect of diluting third party Shareholders with respect to any repurchase offer. See “Principal Risks of the Fund—Repurchase Offers Risk.”

Management Risk

The Fund does not have internal management capacity or employees. The Fund depends on the diligence, skill and network of business contacts of the senior investment professionals of the Adviser and the Subadviser to achieve the Fund’s investment objective. The Fund expects that the Adviser, with the assistance of the Subadviser, will evaluate, negotiate, structure, close and monitor the Fund’s investments in accordance with the terms of the Management Agreement and Subadvisory Agreement, as applicable. The Fund can offer no assurance, however, that the senior investment professionals of the Adviser and/or Subadviser will continue to provide investment advice to the Fund. The loss of senior investment professionals of the Adviser and/or Subadviser and their affiliates would limit the Fund’s ability to achieve its investment objective and operate as the Fund anticipates. This could have a material adverse effect on the Fund’s financial condition, results of operations and cash flows.

Interest Rate Risk

General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities, and, accordingly, may have a material adverse effect on the Fund’s investment objective and rate of return on investment capital. A portion of the Fund’s income will depend upon the difference between the rate at which it borrows funds and the interest rate on the debt securities in which it invests. Because the Fund will borrow money to make investments and may issue debt securities, preferred stock or other securities, the Fund’s net investment income is dependent upon the difference between the rate at which the Fund borrows funds or pays interest or dividends on such debt securities, preferred stock or other securities and the rate at which the Fund invests these funds. Typically, the Fund anticipates that its interest earning investments will accrue and pay interest at both variable and fixed rates, and that its interest-bearing liabilities will accrue interest at variable and fixed rates. Benchmarks used to determine the floating rates earned on the Fund’s interest earning investments, such as SOFR, have maturities that range between one and twelve months and alternate base rate, or ABR, (commonly based on the Prime Rate or the Federal Funds Rate), with no fixed maturity date. As a result, there can be no assurance that a significant change in market interest rates as it relates to investments and/or its underlying leverage will not have a material adverse effect on the Fund’s net investment income. The Fund uses a combination of equity and long-term and short-term borrowings to finance its investment activities.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. A significant increase in market interest rates could harm the Fund’s ability to attract new borrowers (direct or indirect) and originate new loans and investments. As of the date of this prospectus, there have been significant recent rates increases in the United States to combat inflation in the U.S. economy, and additional rate increases are possible. In periods of rising interest rates, the Fund’s cost of funds would increase, resulting in a decrease in the Fund’s net investment income. In addition, a decrease in interest rates may reduce net income, because new investments may be made at lower rates despite the increased demand for the Fund’s capital that the decrease in interest rates may produce. The Subadviser may, but is not required to, hedge against the risk of adverse movement in interest rates in the Fund’s short-term and long-term borrowings relative to the Fund’s portfolio of assets. If the Subadviser engages in hedging activities on behalf of the Fund, it may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition, and results of operations. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition, and results of operations.

Credit Risk

The Fund’s investments will be subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.

Below Investment Grade Rating Risk

The Fund may invest in instruments which are rated below investment grade by rating agencies (rated lower than “Baa3” by Moody’s, lower than “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings) or, if unrated, are judged by the Subadviser to be of comparable quality.

While generally providing greater income and opportunity for gain, below investment grade instruments or comparable unrated instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. Below investment grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some borrowers issuing such debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

The secondary market for below investment grade securities and similar debt instruments may be less liquid than that for higher rated instruments. Because unrated instruments may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated instruments, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated instruments.

Borrower Default Risk

The Fund’s investments will be subject to the risk that a borrower is unable to make its payments on a loan. Non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.

The Fund may need to rely on the collection efforts of third parties, which also may be limited in their ability to collect on defaulted loans. The Fund may not have direct recourse against borrowers, may not be able to contact a borrower about a loan and may not be able to pursue borrowers to collect payment under loans. To the extent a loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the loans. Loans are credit obligations of the borrowers and the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its loans and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan. To the extent borrowers incur other indebtedness that is secured, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loans, or it may impair a third party’s ability to collect, on behalf of the Fund, on the loan upon default. To the extent that a loan is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying an unsecured loan because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower or whether such debt is secured.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s liability on its loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors will receive only a fraction of any amount outstanding on the loan, if anything.

Loans and Assignments Risk

The Fund may acquire loans through assignments of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral.

Privacy and Data Security Laws

Many jurisdictions in which the Fund and its borrowers operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including GDPR in the European Union that went into effect in May 2018 and the CCPA that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Adviser and/or Subadviser fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.

Illiquidity Risk

To the extent consistent with applicable liquidity requirements for interval funds under Rule 23c-3 of the 1940 Act, the Fund intends to invest in illiquid investments and may do so without limit. An illiquid investment is a security or other investment that cannot be sold or disposed of within seven days or less in current market conditions without the sale or disposition significantly changing the market value of the investment. Illiquid investments often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the 1933 Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible. In addition, the Fund may be unable to sell other illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Illiquid investments generally must be valued at fair value, which is inherently less precise than utilizing market value for liquid investments and may lead to differences between the price at which a security is valued for determining the Fund’s NAV and the price the Fund actually receives upon sale. For the period between the repurchase offer notice and the end of the repurchase period, the Fund must maintain 100% of the repurchase offer amount in liquid assets.

Reinvestment Risk

Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio manager believes the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Common Shares.

Valuation Risk

When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. See “Net Asset Value.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. As a result, investors who purchase Shares may receive more or fewer Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.

Leverage Risk

The Fund intends to add leverage to its portfolio by utilizing borrowings, such as through loans or reverse repurchase agreements, including through one or more subsidiaries or SPVs. The Fund may also add leverage to its portfolio by utilizing other credit facilities. There can be no assurance that the Fund’s use of leverage will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions, margin facilities, and the issuance of preferred shares or notes. The Fund’s total leverage, either through borrowings, issuance of debt securities, or similar transactions, may not exceed 33⅓% of the Fund’s total assets. In addition, the Fund may use investment management techniques (including reverse repurchase agreements and derivative transactions) that have similar effects as leverage, but which are not subject to the foregoing 33⅓% limitation if effected in compliance with applicable SEC rules and guidance. Furthermore, the Fund may add leverage to its portfolio through the issuance of preferred shares in an aggregate amount of up to 50% of the Fund’s total assets (less all liabilities other than borrowings and outstanding preferred shares) immediately after such issuance, though no preferred share issuances are contemplated at this time.

The use of leverage through borrowing of money or the issuance of preferred shares to purchase additional securities creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of Common Shares, including increased variability of the Fund’s net income, distributions and/or NAV in relation to market changes. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV, which could have a material adverse impact on the Fund’s business, financial condition and results of operations. The Fund will also have to pay interest and dividends on its borrowings, which may reduce the Fund’s current income. This interest expense may be greater than the Fund’s current income on the underlying investment. The Fund’s leveraging strategy may not be successful. The use of leverage to purchase additional investments creates an opportunity for increased Common Share dividends, but also creates special risks and considerations for the Common Shareholders, including:

•	The likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;

•	The risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the Common Shareholders;

•	The effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Common Shares;
•	When the Fund uses financial leverage, the investment advisory and subadvisory fees payable to the Adviser and the Subadviser, respectively, will be higher than if the Fund did not use leverage, including periods when the Fund is losing money, and because the fees paid will be calculated based on the Fund’s Managed Assets there may be a financial incentive to the Adviser and the Subadviser to increase the Fund’s use of leverage, which creates an inherent conflict of interests;

•	Leverage increases operating costs, which will be borne entirely by the Common Shareholders and may reduce total return; and

•	Certain types of borrowings and issuances of preferred stock by the Fund may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. Among other things, these covenants can give the lender the right to take certain actions upon changes in the portfolio outside agreed limits, the termination of the Investment Advisory Agreement or the Investment Subadvisory Agreement, or the loss of certain key personnel. Failure to meet covenant requirements, and related actions taken by a lender, could have a material adverse effect on the Fund’s business and financial condition. Covenants can also limit the ability to distribute assets or income from a Fund subsidiary back to the Fund. The borrowings which the Fund may incur may be secured by collateral.

See “Leverage” and “Use of Leverage” for more information.

Securitization Risk

The securitizations in which the Fund invests have a leveraging effect and may increase the volatility of the Fund’s investment and the risk of investing with the Fund. When the Fund invests in the equity of a third-party securitization, the value of the Fund’s investment is particularly vulnerable to adverse conditions in the credit markets or defaults within the collateral pool. Any reduction in the value of the collateral pool reduces the value of the Fund’s interests. Additionally, the leveraged nature of these investments magnifies the impact of any losses, increasing the risk of significant or total loss of the Fund’s investment. The Fund’s equity interests may be illiquid, limiting the Fund’s ability to sell or transfer these interests in response to market disruptions or other adverse developments.

Derivatives Risk

The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, leverage risk, counterparty risk, credit risk, operational risk, legal risk, tax risk and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of improper valuation, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Common Shareholders. The Fund “counts” relevant derivative positions towards its 80% of Managed Assets investment restriction and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value in connection with new rules requiring that treatment, which come into effect in 2025).

Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivative transactions. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse itself.

Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. It may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.

The tax treatment of certain derivatives in which the Fund invests may be unclear and thus subject to recharacterization. Any recharacterization of payments made or received by the Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.

When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. In such case, the Fund may lose money. The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness of the Fund’s derivative transactions and cause the Fund to lose value.

Reverse Repurchase Agreements Risk

The Fund may enter into financing arrangements that are structured as sale and repurchase agreements pursuant to which the Fund would nominally sell certain of its assets to a counterparty and simultaneously enter into an agreement to repurchase these assets at a later date in exchange for a purchase price. Economically, these agreements act as financings which are secured by the assets sold pursuant thereto.

The use of reverse repurchase agreements involves many of the same risks involved in the use of leverage, because the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreements will decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund will decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund could be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements, the Fund’s NAV will decline, and, in some cases, the Fund could be worse off than if it had not used such instruments.

Reverse repurchase agreements can be entered into either on relatively standard terms or pursuant to more bespoke arrangements that may provide for more or less continual coordination in respect of the assets sold. For example, in connection with the Fund’s Residential Transitional Loans the Fund anticipates that portfolios of loans may be transferred as assets held by a special purpose subsidiary and that the Fund will continue to direct the servicing and portfolio management of the loans during the course of the transaction.

Credit Default Swaps Risk

Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.

The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Options Risk

When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events.

When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a call or put option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at an exercise price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, the Fund must purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

By writing call and put options on underlying instruments, the returns of the options writing strategy will be determined by the performance of the underlying instrument.

If the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received by the Fund, the Fund may incur losses. Increases in implied volatility of options may cause the value of an option to increase, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s net asset value. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s option writing strategy may not perform as anticipated. Prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including issuer-specific factors.

Futures Risk

Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Counterparty Risk

The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. In the event that the

Fund enters into a derivative transaction with a counterparty that subsequently becomes insolvent or becomes the subject of a bankruptcy case, the derivative transaction may be terminated in accordance with its terms and the Fund’s ability to realize its rights under the derivative instrument and its ability to distribute the proceeds could be adversely affected. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to any underlying security or asset. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.

Confidential Information Access Risk

Principals of the Adviser, the Subadviser and their affiliates and certain of the Adviser’s and/or Subadviser’s investment professionals may have or establish relationships with companies in which the Fund invests, including serving as a director of, or in a similar capacity with, such companies. In connection with the foregoing activities, principals of the Adviser, the Subadviser and their affiliates and certain of the Adviser’s and/or Subadviser’s investment professionals may from time to time come into possession of confidential or material non-public information or be restricted from effecting transactions relating to certain issuers that would limit the ability of the Adviser and/or Subadviser to effect a transaction for the Fund (including the Fund’s ability to buy, sell or hold certain investments) and the Fund’s investments may be constrained as a consequence of the Adviser and/or Subadviser’s inability to use such information for advisory purposes or otherwise to effect transactions that otherwise may have been initiated on behalf of its clients, including the Fund.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund may increase, which would tend to further reduce returns to the holders of Common Shares. Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Risk of Regulatory Changes

Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the IRS, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU Member States (and some other countries) are implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Adviser historically have been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions. The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts.

Current rules related to credit risk retention requirements for asset backed securities may increase the cost to originators, securitizers and, in certain cases, asset managers of securitization vehicles in which the Fund may invest. The impact of the risk retention rules on the securitization markets is uncertain. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which the Fund may invest, which costs could be passed along to such Fund as an investor in such vehicles.

Local Regulation Risk

Numerous U.S. federal and state statutory provisions, including the U.S. federal bankruptcy laws, the Relief Act, as amended, and state debtor relief laws, may adversely affect the ability of an issuer of RMBS or Residential Transitional Loans to collect the principal of or interest on the loans, and holders of the affected RMBS or Residential Transitional Loans may suffer a loss if the applicable laws result in these loans becoming uncollectible.

In addition to the U.S. federal laws described above, however, a number of legislative proposals have been introduced at the U.S. federal, state and municipal levels that may adversely affect the Fund, such as those that are designed to discourage predatory lending practices. Some states have enacted, or may enact, laws or regulations that prohibit inclusion of some provisions in mortgage loans that have mortgage rates or origination costs in excess of prescribed levels and require that borrowers be given certain disclosures prior to the consummation of such mortgage loans. In some cases, state law may impose requirements and restrictions greater than those in the Homeownership Act. An originator’s failure to comply with these laws could subject the issuer of RMBS or Residential Transitional Loans to monetary penalties and could result in the borrowers rescinding the loans underlying such RMBS or Residential Transitional Loans. Lawsuits have been brought in various states making claims against assignees of high-cost loans for violations of state law. Named defendants in these cases include numerous participants within the secondary mortgage market, including some securitization trusts.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in any particular geography area, it is more likely to be impacted by events or conditions affecting that area. For example, political and economic conditions and changes in regulatory, tax, or economic policy in an area could significantly affect the market in that area and in surrounding or related areas and have a negative impact on the Fund’s performance. Because the Fund invests a significant portion of its assets in California, Oregon and Washington, the Fund is more susceptible to adverse economic, political or regulatory changes affecting properties in those states and may involve greater risk than funds that are more geographically diversified. For a discussion of factors pertaining to California, Oregon and Washington, please see the SAI under “Special Considerations Relating to Particular Geographic Areas.”

Secured Overnight Financing Rate (“SOFR”) Risk

The London Interbank Offered Rate (“LIBOR”) generally ceased to be published on June 30, 2023, and the market has largely transitioned to SOFR-based rates, in some cases as adjusted by an applicable spread adjustment. Although SOFR has become the predominant reference rate for many U.S. dollar floating-rate instruments, SOFR-based rates (including any applicable spread adjustment) may not be, and may not prove to be, the economic equivalent of LIBOR and may perform differently than LIBOR would have performed. SOFR is an overnight, secured rate and may exhibit different volatility, liquidity and interest rate dynamics than LIBOR, including during periods of market stress. As a result, the pricing, valuation and return characteristics of SOFR-linked instruments held by the Fund may be materially different than it would have been under LIBOR, and such differences may adversely affect the Fund’s profitability.

SOFR also has a more limited operating history than LIBOR. The administrator of SOFR (currently, the Federal Reserve Bank of New York) may make methodological or other changes to SOFR, or may suspend or discontinue the calculation or publication of SOFR. Any such changes, or the adoption of a successor or alternative reference rate, could affect the level of interest payable or receivable on SOFR-linked instruments and could adversely affect the value and marketability of such instruments.

In addition, to the extent the Fund invests in, or is otherwise exposed to, instruments that historically referenced LIBOR or that contain fallback provisions or rate-conversion mechanics, the operation of those provisions could result in a rate that is different from what would otherwise have applied, lead to disputes or administrative burden, or otherwise adversely affect the value, returns or liquidity of such instruments.

Joint Venture Risk

The Fund may, directly or indirectly through a TRS, enter into joint ventures with third parties, including joint ventures that are partnerships, co-tenancies and other co-ownership arrangements or participations with mortgage or investment banks, financial institutions, real estate developers, owners, or other non-affiliated third parties. Such investments may involve risks not otherwise present with other methods of investment. For example, the Fund would not be in a position to exercise sole decision-making authority regarding the underlying real estate investment held by a joint venture entity, and as a result the Fund may also be subject to the potential risk of disagreements on decisions, such as a sale, because neither it nor its joint venture partners would have full control over the investments held by the joint venture entity. Unlike investments in wholly-owned entities, investments in joint venture entities may, under certain circumstances, involve risks related to the involvement of a third party, including the possibility that the Fund’s joint venture partners might become bankrupt or fail to fund their required, albeit small, capital contributions which may be immaterial. In addition, disputes between the Fund and its joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and directors from focusing their time and efforts on the Fund’s business. Any of the above risks and conflicts of interest might subject the Fund to liabilities and thus reduce its returns on the investment with that joint venture partner.

Risks Related to the Fund’s REIT Qualification and Certain Other U.S. Federal Income Tax Items

Legislative or other actions affecting REITs could materially and adversely affect the Fund.

The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. Changes to the U.S. federal income tax laws, with or without retroactive application, could materially and adversely affect the Fund. The Fund cannot predict how changes in the tax laws might affect it or the Common Shareholders. New legislation, U.S. Treasury regulations, administrative interpretations or court decisions could significantly and negatively affect the Fund’s ability to qualify as a REIT or the U.S. federal income tax consequences of such qualification.

The Fund’s failure to qualify as a REIT would subject the Fund to U.S. federal income tax and potentially increased state and local taxes, which would reduce the amount of the Fund’s income available for distribution to the Common Shareholders.

The Fund intends to elect to be taxed as a REIT under the Code commencing with its taxable year ended December 31, 2025. As long as the Fund meets the requirements under the Code for qualification and taxation as a REIT each year, the Fund can deduct dividends paid to its shareholders when calculating it REIT taxable income. For the Fund to qualify as a REIT, it must meet detailed technical requirements, including income, asset and stock ownership tests, under several Code provisions that have not been extensively interpreted by judges or administrative officers. In addition, the Fund does not control the determination of all circumstances that affect the Fund’s ability to qualify as a REIT. New legislation, U.S. Treasury regulations, administrative interpretations or court decisions might significantly change the U.S. federal income tax laws with respect to the Fund’s qualification as a REIT or the U.S. federal income tax consequences of such qualification. While the Fund intends to operate so that it qualifies as a REIT, the Fund cannot guarantee that it will qualify as a REIT in any given year because:

•	the rules governing REITs are highly complex;

•	the Fund does not control all factual circumstances and legal determinations by courts or regulatory bodies that affect REIT qualification; and

•	the Fund’s circumstances may change in the future.

For any taxable year that the Fund fails to qualify as a REIT, the Fund would be subject to U.S. federal income tax at the regular corporate rate and would not be entitled to deduct dividends paid to its shareholders from its taxable income. Consequently, the Fund’s net assets and distributions to its shareholders would be substantially reduced because of the Fund’s increased tax liability. If the Fund made distributions in anticipation of its qualification as a REIT, the Fund might be required to borrow additional funds or to liquidate some of its investments in order to pay the applicable tax. If the Fund’s qualification as a REIT terminates, the Fund may not be able to elect to be treated as a REIT for four taxable years following the year during which it lost the qualification. Please see the SAI under “Material U.S. Federal Income Tax Considerations — U.S. Federal Income Tax Considerations as a REIT — Failure to Qualify.”

Complying with REIT requirements and avoiding the 100% “prohibited transaction” tax may force the Fund to hold a significant portion of its assets and conduct a significant portion of its activities through a TRS, and a significant portion of its income may be earned through a TRS.

The Fund generally intends that any property, the sale or disposition of which could give rise to the 100% “prohibited transaction” tax, will be sold through one or more TRSs. Any sale of real property to homebuilders in connection with Land Banking through a Land Banking Subsidiary, which could give rise to the 100% “prohibited transaction” tax, will be sold through one or more TRSs. In addition, the Fund generally intends to make investments that are expected to generate non-qualifying income for purposes of the annual 95% REIT income test, which may include certain hedging transactions, through one or more TRSs. However, the Fund may own a limited percentage of such non-qualifying investments for purposes of the annual 95% REIT income test outside a TRS to the extent such investments will not jeopardize the Fund’s ability to satisfy the REIT qualification requirements. If a TRS is organized in the United States, the TRS will be subject to corporate income tax on its earnings, which may reduce the cash flow generated by the Fund in the aggregate and the Fund’s distributions to its shareholders, and any TRS organized for investments in Land Banking is expected to be organized in the United States. Please see the SAI under “Material U.S. Federal Income Tax Considerations — U.S. Federal Income Tax Considerations as a REIT — Gross Income Tests” and “— Asset Tests”. Therefore, although the Fund’s ownership of property and other investments through one or more TRSs may allow the Fund to participate in certain activities and investments that the Fund could not directly participate in without violating the REIT qualification tests or incurring the 100% “prohibited transaction” tax, a TRS through which the Fund earns such operating income or gain may be fully subject to corporate income tax, depending on whether the TRS is organized, reducing the Fund’s after-tax income and amounts available for distribution to its shareholders.

Additionally, in order for the Fund to qualify as a REIT, the aggregate value of all securities of one or more TRSs owned by the Fund may not exceed 25% (20% for tax years prior to 2026) of the value of its total assets at the close of each calendar quarter. The need to satisfy such 25% value test may require dividends to be distributed by one or more TRSs to the Fund at times when it may not be beneficial to do so. The Fund may, in turn, distribute all or a portion of such dividends to its shareholders at times when it might not otherwise wish to declare and pay such dividends. See “Material U.S. Federal Income Tax Considerations — U.S. Federal Income Tax Considerations as a REIT — Annual Distribution Requirements” in the SAI. TRS distributions classified as dividends to the Fund will generally constitute qualifying income for purposes of the 95% gross income test but non-qualifying income for purposes of the 75% gross income test. It is possible that the Fund may wish to distribute a dividend from a TRS to itself in order to reduce the value of TRS securities below 25% of the Fund’s total assets but be unable to do so without violating the requirement that 75% of its gross income in the taxable year be derived from real estate assets.

Even though the Fund intends to qualify to be taxed as a REIT, the Fund may be required to pay certain taxes.

Even though the Fund intends to qualify to be taxed as a REIT for U.S. federal income tax purposes, the Fund may be subject to certain U.S. federal, state and local taxes on its income and assets, including taxes on any undistributed income, on “prohibited transactions,” on income from investments made through a TRS (which is subject to tax at the regular corporate rate at the level of the TRS), on income from some activities conducted as a result of a foreclosure, and state or local income, franchise, property and transfer taxes. Please see the SAI under “Material U.S. Federal Income Tax Considerations — U.S. Federal Income Tax Considerations as a REIT — Taxation of REITs in General.”

REIT distribution requirements could adversely affect the Fund’s ability to execute on its strategies and may require the Fund to incur debt, sell assets or take other actions to make such distributions.

In order for the Fund to qualify and maintain its qualification as a REIT for U.S. federal income tax purposes, the Fund must distribute to its shareholders, each calendar year, at least 90% of its REIT taxable income (including certain items of non-cash income), determined without regard to the deduction for dividends paid and excluding net capital gain. To the extent that the Fund satisfies the 90% distribution requirement, but distributes less than 100% of its taxable income, the Fund will be subject to U.S. federal corporate income tax on its undistributed income. In addition, the Fund will incur a 4% non-deductible excise tax on the amount, if any, by which its distributions in any calendar year are less than a minimum amount specified under U.S. federal income tax law.

The Fund intends to distribute its net income in a manner intended to satisfy the 90% distribution requirement and to avoid both U.S. federal corporate income tax and the 4% non-deductible excise tax. The Fund’s taxable income may substantially exceed its net income as determined by GAAP or differences in timing between the recognition of taxable income and the actual receipt of cash may occur, in which case the Fund may have taxable income in excess of cash flow from its operating activities. In such event, the Fund may generate less cash flow than taxable income in a particular year and find it difficult or impossible to meet the REIT distribution requirements in certain circumstances. In such circumstances, in order to satisfy the distribution requirement and to avoid U.S. federal corporate income tax and the 4% non-deductible excise tax in that year, the Fund may be required to: (1) sell assets in adverse market conditions; (2) borrow on unfavorable terms; or (3) distribute amounts that would otherwise be invested in the Fund’s target assets consistent with its strategy, capital expenditures or repayment of debt. Thus, compliance with the REIT distribution requirements may require the Fund to take actions that may not otherwise be advisable given existing market conditions and hinder its ability to grow, which could materially and adversely affect the Fund.

The Fund may have phantom income from its acquisition and holding of subordinated RMBS and CMBS and other subordinated debt instruments.

The tax accounting rules with respect to the timing and character of income and losses from the Fund’s acquisition and holding of subordinated RMBS and CMBS and other subordinated debt instruments may result in adverse tax consequences. The Fund will be required to include in income accrued interest, original issue discount (“OID”) and, potentially, market discount (each of which will be ordinary income), with respect to subordinated RMBS and CMBS and other subordinated debt instruments the Fund holds, in accordance with the accrual method of accounting. Income will be required to be accrued and reported, without giving effect to delays or reductions in distributions attributable to defaults or delinquencies on the underlying loans, except to the extent it can be established that such losses are uncollectible. Accordingly, the Fund may incur a diminution in actual or projected cash flow in a given year as a result of an actual or anticipated default or delinquency but may not be able to take a deduction for the corresponding loss until a subsequent tax year. While the Fund generally may cease to accrue interest income if it reasonably appears that the interest will be uncollectible, the IRS may take the position that OID must continue to be accrued in spite of its uncollectibility until the Fund’s investments in subordinated RMBS and CMBS and other subordinated debt instruments are disposed of in a taxable transaction or become worthless.

Due to each of these potential differences between income recognition or expense deduction and related cash receipts or disbursements, there is a significant risk that the Fund may have substantial taxable income in excess of cash available for distribution. In that event, the Fund may need to borrow funds or take other actions to satisfy the REIT distribution requirements for the taxable year in which this “phantom income” is recognized.

The failure of a mezzanine loan to qualify as a real estate asset could adversely affect the Fund’s ability to qualify for taxation as a REIT.

The Fund may acquire mezzanine loans, for which the IRS has provided a “safe harbor” but not rules of substantive law. Pursuant to the “safe harbor,” if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the quarterly 75% asset test, and interest derived from the mezzanine loan will be treated as qualifying income for purposes of the annual 75% and 95% gross income tests. To the extent that any of the Fund’s mezzanine loans do not meet all of the requirements for reliance on the “safe harbor,” such loans may not be real estate assets and could adversely affect the Fund’s status as a REIT.

Complying with REIT requirements may force the Fund to liquidate otherwise profitable assets, which could materially and adversely affect the Fund.

In order to qualify and maintain the Fund’s qualification as a REIT for U.S. federal income tax purposes, the Fund must ensure that at the end of each calendar quarter, at least 75% of the value of the Fund’s total assets consists of cash, cash items, government securities and designated real estate assets, including certain mortgage loans and stock in other REITs. Subject to certain exceptions, the Fund’s ownership of securities, other than government securities and securities that constitute real estate assets, generally cannot include more than 10% of the outstanding voting securities of any one issuer or more than 10% of the total value of the outstanding securities of any one issuer. In addition, in general, no more than 5% of the value of the Fund’s total assets, other than government securities and securities that constitute real estate assets, can consist of the securities of any one issuer, and no more than 25% (20% for tax years prior to 2026) of the value of the Fund’s total assets can be represented by securities of one or more TRSs. The Fund generally does not intend to take actions that would cause the Fund to fail to satisfy the asset tests described above. However, if the Fund fails to comply with these requirements at the end of any calendar quarter after the first calendar quarter for which it qualified as a REIT, the Fund must generally correct such failure within 30 days after the end of such calendar quarter to prevent the Fund from losing the Fund’s REIT qualification. As a result, the Fund may be required to liquidate otherwise profitable assets prematurely, which could reduce the return on the Fund’s assets, which could materially and adversely affect the Fund.

Complying with REIT requirements may cause the Fund to forego otherwise attractive investment opportunities.

In order for the Fund to qualify and maintain its qualification as a REIT for U.S. federal income tax purposes, the Fund must on a continuing basis satisfy various tests on an annual and quarterly basis regarding the sources of its income, the nature and diversification of its assets, the amounts the Fund distributes to its shareholders and the ownership of its stock. To meet these tests, the Fund may be required to forgo investments it might otherwise make. The Fund may be required to make distributions to its shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution and may be unable to pursue investments that would be otherwise advantageous to the Fund in order to satisfy the source of income or asset diversification requirements for qualifying as a REIT. Thus, compliance with the REIT requirements may hinder the Fund’s investment performance and materially and adversely affect the Fund.

The Declaration of Trust generally does not permit the ownership in excess of 9.8% of the Common Shares or 9.8% of all classes and series of the Fund shares, and attempts to acquire the Fund shares in excess of the ownership limits will be ineffective unless an exemption is granted by the Board of Trustees.

Due to limitations on the concentration of ownership of REIT shares imposed by the Code, and subject to certain exceptions, the Declaration of Trust provides that no person may beneficially or constructively own (1) Common Shares in excess of 9.8% in value or in number of shares, whichever is more restrictive, of the outstanding Common Shares or (2) shares of stock in excess of 9.8% in value of the outstanding shares of the Fund. The Declaration of Trust also contains certain other limitations on the ownership and transfer of the Fund’s shares.

The constructive ownership rules under the Code are complex and may cause shares owned actually or constructively by a group of related individuals and/or entities to be owned constructively by one individual or entity. As a result, the acquisition of less than 9.8% of the Common Shares (or the acquisition of an interest in an entity that owns, actually or constructively, the Common Shares) by an individual or entity could, nevertheless, cause that individual or entity, or another individual or entity, to own constructively in excess of 9.8% in value or in number of shares, whichever is more restrictive, of the outstanding Common Shares or 9.8% in value of the Fund’s outstanding shares and thereby violate the applicable ownership limit. Pursuant to the Declaration of Trust, if any purported transfer of the Fund’s shares or any other event (1) would otherwise result in any person violating the ownership limits or such other limit established by the Board of Trustees, (2) could result in the Fund being “closely held” within the meaning of Section 856(h) of the Code (without regard to whether the ownership interest is held during the last half of a taxable year) or (3) otherwise would cause the Fund to fail to qualify as a REIT, then the number of shares causing the violation (rounded up to the nearest whole share) will be automatically transferred to, and held by, a trust for the exclusive benefit of one or more charitable beneficiaries selected by the Fund. If any transfer of the Fund’s shares would result in the Fund’s shares being beneficially owned by fewer than 100 persons (determined under the principles of Section 856(a)(5) of the Code), then any such purported transfer will be void and of no force or effect and the intended transferee will acquire no rights in the shares.

The Adviser and the Subadviser have limited experience managing a portfolio of assets owned by a fund that intends to qualify for taxation as REIT.

REITs are subject to numerous complex requirements in order to maintain their REIT tax status, including income and asset composition tests. The Adviser and the Subadviser have limited experience managing a portfolio in the manner intended to comply with such requirements. To the extent the Adviser and/or the Subadviser manage the Fund in a manner that causes the Fund to fail to qualify for taxation as a REIT, it could adversely affect the Fund and its shareholders.

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities

The Adviser, the Subadviser and their affiliates may sponsor or manage investment funds, accounts or other investment vehicles with similar or overlapping investment strategies. For example, each of the Adviser and/or the Subadviser may serve as investment adviser to one or more private funds, registered closed-end funds and/or collateralized loan obligations (CLOs). In addition, the Fund’s officers may serve in similar capacities for one or more private funds, registered closed-end funds and/or CLOs. To the extent the Adviser, Subadviser and/or their affiliates determine that an investment is appropriate for the Fund and for one or more other funds, the Adviser, the Subadviser and/or their affiliates, as applicable, allocate investment opportunities across the entities for which such opportunities are appropriate, consistent with (a) certain restrictions under the 1940 Act and rules thereunder regarding co-investments with affiliates, (b) the requirements of the Advisers Act and (c) the Adviser and/or Subadviser’s internal conflict of interest and allocation policies. The Fund and the Adviser rely on exemptive relief from the SEC that permits the Fund to, among other things, co-invest with certain other persons, including certain affiliates of the Adviser and certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.

The Adviser has established policies to ensure that the Fund will generally share equitably with other funds managed by the Adviser, the Subadviser and/or their affiliates, in investment opportunities that are suitable for the Fund and such other investment funds.

The Subadviser has established allocation policies to ensure that the Fund will generally share equitably with other credit investment funds managed by the Subadviser or its affiliates within the alternative credit platform in credit investment opportunities that are suitable for the Fund and those other investment funds.

The 1940 Act imposes significant limits on co-investment with affiliates of the Fund, and without an exemptive order the Fund generally would not be permitted to co-invest alongside its affiliates in privately negotiated transactions unless the transaction is otherwise permitted under existing regulatory guidance, such as transactions where price is the only negotiated term, and will not participate in transactions where other terms are negotiable. In situations where co-investment with other entities sponsored or managed by the Adviser, the Subadviser or their affiliates is not permitted or appropriate, such as when there is an opportunity to invest in different securities of the same issuer, the Subadviser will need to decide whether the Fund or such other entity or entities will proceed with the investment. The Subadviser will make these determinations based on its policies and procedures, which will generally require that such opportunities be offered to eligible accounts on a basis that is fair and equitable over time. This reduces the amount of transactions in which the Fund can participate and makes it more difficult for the Fund to implement its investment objective.

Conflicts of Interest Relating to Affiliates

The Advisers’ affiliation with Genstar Capital and FEAC requires the Advisers to manage conflicts of interest associated with dealings the Fund may have with those businesses or funds, clients or the companies in which the Fund invests. For example, should the Advisers wish to cause the Fund to execute portfolio transactions through broker dealers associated with Genstar Capital, the commercial reasonableness of the brokerage compensation associated with those trades would have to be assessed. Other dealings may be more completely restricted. For example, the Fund may not be able to buy or sell property directly to or from FEAC, Genstar Capital or their associated accounts. There also may be limits on participation in underwritings or other securities offerings by FEAC, Genstar Capital or their associated funds, accounts or portfolio companies. The breadth of these affiliations at times may require the Fund to abstain from or restructure an otherwise attractive investment opportunity.

Investments in portfolio companies associated with Genstar Capital may be restricted by the 1940 Act. To the extent such investments are permitted and the Fund invests in such a portfolio company (a portfolio company generally referring to a company owned by private equity funds managed by Genstar Capital), conflicts of interest may arise from the presence of Genstar Capital representatives on the company board or the payment of compensation by the company to Genstar Capital or an affiliate. Moreover, the Advisers could have an incentive to allocate the Fund’s assets to such a portfolio company since affiliates of the Advisers have a direct or indirect financial interest in its success. There also may be instances where Genstar Capital could be involved in bankruptcy proceedings of current investments or of issuers in which the Fund would otherwise invest, with potentially divergent interests as between the Fund and Genstar Capital. The Fund may be forced to sell or hold existing investments (possibly at disadvantageous times or under disadvantageous conditions) as a result of various relationships that Genstar Capital may have or transactions or investments Genstar Capital and their affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses or lost opportunity costs to the Fund.

Distribution Risk

The Fund intends to make regular monthly distributions of all of its net investment income to shareholders. In addition, the Fund intends to distribute any net capital gains to shareholders no less frequently than annually. U.S. federal income tax law generally requires that a REIT distribute annually at least 90% of its REIT taxable income, determined without regard to the deduction for dividends paid and excluding net capital gains, and that it pay tax at the regular corporate rate to the extent that it annually distributes less than 100% of its REIT taxable income. In addition, the Fund will incur a 4% non-deductible excise tax on the amount, if any, by which its distributions in any calendar year are less than a minimum amount specified under U.S. federal income tax law. As a result, the Fund intends to make timely distributions sufficient for the Fund to qualify and maintain its qualification as a REIT for U.S. federal income tax purposes and avoid being subject to U.S. federal income and excise tax.

The Fund’s distributions over time may be affected by numerous factors, including but not limited to changes in its current distribution policy, changes in realized market returns, fluctuations in market interest rates, Fund performance, expense support from the Adviser, and other factors. The Fund cannot assure you that it will achieve investment results that will allow the Fund to make a specified level of cash distributions or periodically increase its distribution rate. The Fund’s distribution policy may be changed at any time by the Board.

Subject to the possibility of return of capital distributions and other adjustments or relevant factors (including the expense support currently being paid by the Adviser), the monthly distributions that Common Shareholders are expected to receive from the Fund will be derived from net income and gain after payment of Fund expenses. The Fund’s cash available for distribution may vary widely over the short and long term.

Portfolio Turnover Risk

The Fund may engage in short-term trading strategies, as part of its cash management strategy in connection with inflows and repurchase offers, and securities may be sold without regard to the length of time held when, in the opinion of the Subadviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher transaction costs and may generate short-term capital gains taxable as ordinary income, which may have a negative impact on the Fund’s performance over time.

Cyber Security Risk

The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund, Adviser and Subadviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund, the Adviser and/or the Subadviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data. If the Adviser and/or the Subadviser were unavailable in the event of a disaster, the Fund’s ability to effectively conduct its business could be severely compromised.

The Fund, Adviser and Subadviser depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, the computer systems of the Fund, Adviser and/or Subadviser could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins, “phishing” attempts or unauthorized tampering. Like other companies, the Fund, Adviser and Subadviser may experience threats to their data and systems, including malware and computer virus attacks, impersonation of authorized users, unauthorized access, system failures and disruptions. The Fund does not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser, the Subadviser, Common Shareholders and/or a borrower (direct or indirect), each of which would be negatively impacted. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the computer systems and networks of the Fund, Adviser or Subadviser, or otherwise cause interruptions or malfunctions in the Fund’s operations, which could result in damage to the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Anti-Takeover and Other Provisions in the Declaration of Trust

The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. The Trustees are elected for indefinite terms and do not stand for re-election on a regular basis, although they may stand for re-election in connection with the election of another Trustee. The anti-takeover provisions in the Declaration of Trust promote stability in the governance of the Fund and limit the risk that the Fund will be subject to changes in control, operational changes or other changes that may not be in the best interests of shareholders. However, these anti-takeover provisions may also inhibit certain changes of control that could benefit shareholders, such as by leading to improvements in Fund operations, by leading to increased returns of capital to shareholders or through other means. The Declaration of Trust, including the anti-takeover provisions contained therein, was considered and ratified by the Fund’s Board of Trustees. See “Anti-Takeover and Other Provisions in the Declaration of Trust.”

U.S. Government Obligations Risk

Not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

Effects of Leverage [Text Block]

Effects of Leverage

The estimated average borrowings represented approximately 14.78% of the Fund’s average Managed Assets and the Fund bears expenses relating to such borrowings at an estimated annual effective interest rate of 5.28%. The annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 0.78%. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is designed to illustrate the effect of leverage on Common Share total return, assuming hypothetical investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks—Leverage Risk.” Actual returns may be greater or less than those reflected in the table.

The table further reflects the issuance of leverage (in connection with the Fund’s credit facility and reverse repurchase agreements) representing 14.78% of the Fund’s Managed Assets (including assets attributable to such leverage) and a projected annual rate of interest on the borrowings of 5.28%.

Assumed Portfolio Total Return (Net of Expenses Not Related to Borrowings)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(12.65)%	(6.78)%	(0.92)%	4.95%	10.82%

“Common Share Total Return” is composed of two elements: (i) the Common Share dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying expenses on any forms of leverage outstanding) and (ii) gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those investments.

If the Fund uses leverage, the amount of fees paid to the Adviser and the Subadviser for its services will be higher than if the Fund does not use leverage because the fees paid are calculated based on the average daily value of the Fund’s Managed Assets, which includes assets purchased with leverage. Therefore, the Adviser and the Subadviser have a financial incentive to use leverage, which creates a conflict of interest between the Adviser and the Subadviser on the one hand, and Common Shareholders on the other, as only the Common Shareholders would bear the fees and expenses incurred through the Fund’s use of leverage. See “Risks—Leverage Risk.” The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including among other things, the Advisers’ assessment of the interest rate trends, market conditions and other factors.

Annual Interest Rate [Percent]		5.28%
Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses Not Related to Borrowings)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(12.65)%	(6.78)%	(0.92)%	4.95%	10.82%

Return at Minus Ten [Percent]		(12.65%)
Return at Minus Five [Percent]		(6.78%)
Return at Zero [Percent]		(0.92%)
Return at Plus Five [Percent]		4.95%
Return at Plus Ten [Percent]		10.82%
Effects of Leverage, Purpose [Text Block]

The estimated average borrowings represented approximately 14.78% of the Fund’s average Managed Assets and the Fund bears expenses relating to such borrowings at an estimated annual effective interest rate of 5.28%. The annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 0.78%. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is designed to illustrate the effect of leverage on Common Share total return, assuming hypothetical investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks—Leverage Risk.” Actual returns may be greater or less than those reflected in the table.

The table further reflects the issuance of leverage (in connection with the Fund’s credit facility and reverse repurchase agreements) representing 14.78% of the Fund’s Managed Assets (including assets attributable to such leverage) and a projected annual rate of interest on the borrowings of 5.28%.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of Capital Structure and Shares

Common Shares

The Fund is a statutory trust organized under the laws of Delaware pursuant to a Declaration of Trust governed by the laws of the State of Delaware as amended and restated by the Third Amended and Restated Declaration of Trust, dated as of December 6, 2024. The Fund is authorized to issue an unlimited number of Common Shares. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. The Fund’s Board of Trustees does not intend to grant Common Shareholders any right to receive any distributions from the Fund unless all accrued interest, fees and dividends, if any, with respect to the Fund’s leverage have been paid as of the last preferred dividend payment date, unless certain asset coverage tests with respect to the leverage employed by the Fund are satisfied after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating any preferred shares issued by the Fund have been met. See “Preferred Shares” below. All Common Shares are equal as to distributions, assets and voting privileges and have no conversion, pre-emptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, when available, to all Common Shareholders.

The Fund has no present intention of offering any additional shares other than the Common Shares it may issue under the Fund’s dividend reinvestment plan. Any additional offerings of shares will require approval by the Fund’s Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which provides that shares may not be issued at a price below the then current NAV, exclusive of the sales load, except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Fund’s outstanding voting securities.

The Fund’s NAV per share generally increases when interest rates decline and decreases when interest rates rise. The Fund’s NAV will be reduced immediately following the offering of Common Shares by the amount of the sales load and the amount of the organizational costs and offering expenses paid by the Fund. See “Summary of Fund Expenses.”

The Common Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Common Shares.

Involuntary Repurchases and Mandatory Redemptions. The Fund, consistent with the requirements of the Fund’s Declaration of Trust and the provisions of the 1940 Act and rules thereunder, has the right to repurchase or redeem Common Shares of a shareholder or any person acquiring Common Shares from or through a shareholder under certain circumstances, including

•	ownership of Common Shares by a shareholder or other person will cause the Fund to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•	continued ownership of Common Shares by a shareholder may subject the Fund or any shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences (including the failure of the Fund to preserve its status as a REIT); or

•	any of the representations and warranties made by a shareholder in connection with the acquisition of Common Shares was not true when made or has ceased to be true.

Any involuntary repurchases or mandatory redemptions will be consistent with Rule 23c-2 under the 1940 Act.

Common Shares will be redeemed at the NAV per share of the class of Common Shares being redeemed.

Preferred Shares

The Fund’s Agreement and Declaration of Trust provides that the Board of Trustees of the Fund may authorize and issue preferred shares, with rights as determined by the Board of Trustees, without the approval of the Common Shareholders. Common Shareholders have no pre-emptive right to purchase any preferred shares that might be issued.

Although no preferred share issuances are contemplated at this time, the Fund may issue preferred shares in an aggregate amount of up to 50% of its total assets. The use of leverage can create risks. The terms of any preferred shares, including dividend rate, liquidation preference and redemption provisions, restrictions on the declaration of dividends, maintenance of asset ratios and restrictions while dividends are in arrears will be determined by the Board of Trustees, subject to applicable law and the Agreement and Declaration of Trust. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of any preferred shares will be similar to those stated below.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of any preferred shares will be entitled to receive a preferential liquidating distribution. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by Common Shareholders and holders of preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the trustees of the Fund at any time two years’ dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by the 1940 Act, holders of preferred shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.

The affirmative vote of the holders of a majority of any outstanding preferred shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of preferred shares. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

The terms of any preferred shares issued by the Fund are expected to provide that (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share; (ii) the Fund may tender for or purchase preferred shares; and (iii) the Fund may subsequently resell any preferred shares so tendered for or purchased. Any redemption or purchase of preferred shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of such preferred shares by the Fund will increase that leverage.

The discussion above describes the possible offering of preferred shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the preferred shares may be the same as, or different from, the terms described above, subject to applicable law and the terms of the Fund’s Agreement and Declaration of Trust. The Board of Trustees, without the approval of the Common Shareholders may authorize an offering of preferred shares and may fix the terms of the preferred shares to be offered.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History

The Fund is a non-diversified closed-end investment company. The Fund has a limited history of operations and is subject to all of the business risks and uncertainties associated with any new business. As a result, prospective investors have a limited track record or history on which to base their investment decisions. The Fund is designed for long-term investors and not as a trading vehicle.

Unlisted Closed-End Fund Structure; Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unlisted Closed-End Fund Structure; Limited Liquidity

The Fund’s Common Shares are not listed for trading on any securities exchange. There is currently no secondary market for its Common Shares and the Fund does not expect any secondary market to develop. Shareholders of the Fund are not able to have their Common Shares redeemed or otherwise sell their Common Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an Interval Fund and conducts periodic repurchase offers for a portion of its outstanding Common Shares, subject to certain conditions as described herein. Investors should consider Common Shares of the Fund to be an illiquid investment. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the Common Shares. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. See “Principal Risks of the Fund—Repurchase Offers Risk.”

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Risk

An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Common Shares represents an indirect investment in the investments and other financial assets owned by the Fund. The value of the Fund’s investments will generally fluctuate with, among other things, changes in prevailing interest rates, federal tax rates, counterparty risk, general economic conditions, the condition of certain financial markets, developments or trends in any particular industry and the financial condition of the issuer. The Fund anticipates using leverage, which would magnify the Fund’s investment, market and certain other risks. See “Risk Factors—Leverage Risk.” During periods of limited liquidity and higher price volatility, the Fund’s ability to dispose of investments at a price and time that the Adviser and/or Subadviser deems advantageous may be impaired. Lower-quality debt instruments involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt instruments often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt instruments can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt instruments is likely to be higher during economic recessions or periods of high interest rates. In addition, the Adviser’s and the Subadviser’s responses to these market movements may not be successful. The Common Shares at any point in time may be worth less than the original cost, even after taking into account any reinvestment of dividends and distributions.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk

The Fund is subject to market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Although globally and among developed countries there has been a relatively stable political environment for decades, there is no guarantee that such stability will be maintained in the future. International policies, relationships and trade agreements, which have generally been perceived as stable or evolving, appear to be much more in flux. Adjustments in major trade relationships have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked. Other drivers of geopolitical, economic and market risk may also come from, among other things, increased political tension on the international stage, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, continuous abnormally low global interest rates, structural stresses in the European Union, international terrorist activity and armed conflict and risk of armed conflict in the Middle East, East Asia and elsewhere. Similarly, environmental and public health risks, such as natural disasters or pandemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Additionally, economic or other sanctions imposed on the United States by a foreign country, or imposed on a foreign country or issuer by the United States, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities. Sanctions could also affect the value and/or liquidity of a foreign security. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objective. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund’s performance. Such factors may affect the level and volatility of security prices and liquidity of a Fund’s investments. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund. Changes in the value of securities may be temporary or may last for extended periods.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

The Fund is “non-diversified,” which means that the Fund may invest a significant portion of its assets in the instruments of a smaller number of issuers than a diversified fund. Focusing investments in a small number of issuers increases risk. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be. Some of those issuers also may present substantial credit or other risks. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a REIT accorded special tax treatment under the Code, which imposes its own diversification requirements.

Real Estate Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Industry Concentration Risk

The Fund will concentrate (i.e., invest more than 25% of its assets) its investments in the real estate industry. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.

To the extent that the Fund invests in real estate investments, it will be subject, directly or indirectly, to the risks associated with owning real estate and with the real estate industry generally. These risks include, but are not limited to: the burdens of ownership of real property; general and local economic conditions; the supply and demand for properties; energy and supply shortages; fluctuations in average occupancy and room rates; the attractiveness, type and location of the properties and changes in the relative popularity of properties as an investment; the financial condition and resources of tenants, buyers and sellers of properties; increased mortgage defaults; the quality of maintenance, insurance and management services; changes in the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable; changes in building, environmental and other laws and/or regulations (including those governing usage and improvements), fiscal policies and zoning laws; changes in real property tax rates; changes in interest rates and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable; changes in operating costs and expenses; energy and supply shortages; uninsured losses or delays from casualties or condemnation; negative developments in the economy that depress travel or leasing activity; environmental liabilities; contingent liabilities on disposition of assets; uninsured or uninsurable casualties; acts of God, including earthquakes, hurricanes and other natural disasters; social unrest and civil disturbances, epidemics, pandemics or other public crises; terrorist attacks and war; risks and operating problems arising out of the presence of certain construction materials, structural or property level latent defects, work stoppages, shortages of labor, strikes, union relations and contracts, fluctuating prices and supply of labor and/or other labor-related factor; and other factors which are beyond the control of the Advisers.

Real estate values have been historically cyclical. As the general economy grows, demand for real estate increases and occupancies and rents may increase. As occupancies and rents increase, property values increase, and new development occurs. As development may occur, occupancies, rents and property values may decline. Because leases are usually entered into for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies may incur large swings in their profits and the prices of their securities. The total returns available from investments in real estate generally depend on the amount of income and capital appreciation generated by the related properties. The performance of real estate, and thereby the Fund, will be reduced by any related expenses, such as expenses paid directly at the property level and other expenses that are capitalized or otherwise embedded into the cost basis of the real estate.

Real estate that is at the development phase as its own risks, see “New Construction and Real Estate Development Risk” and “Property Construction Completion Risk” below.”

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset Allocation Risk

The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that the Adviser or the Subadviser may make less than optimal or poor asset allocation decisions.

The Adviser and the Subadviser employ an active approach to allocation across multiple credit sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Adviser or the Subadviser will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk

The value of debt securities may decline for a number of reasons that directly relate to the borrower, such as the borrower’s financial strength, management performance, financial leverage and reduced demand for the borrower’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer of debt securities may affect securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Structured Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Investments Risk

The Fund may invest in structured products, including, structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indexes and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.

Construction Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Construction Loans Risk

If the Fund fails to fund its entire commitment on a construction loan or if a borrower otherwise fails to complete the construction of a project, there could be adverse consequences associated with the loan, including, without limitation: (1) a loss of the value of the property securing the loan, especially if the borrower is unable to raise funds to complete it from other sources; (2) a borrower claim against the Fund for failure to perform under the loan documents; (3) increased costs to the borrower that the borrower is unable to pay; (4) a bankruptcy filing by the borrower; and (5) abandonment by the borrower of the collateral for the loan. Additionally, the process of foreclosing on a property is time consuming, and the Fund may incur significant expense if it forecloses on a property securing a loan under these or other circumstances. The occurrence of any of the foregoing events could result in losses to the Fund, which could materially and adversely affect the Fund.

Residential Transitional Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Residential Transitional Loans Risk

Holders of Residential Transitional Loans bear various risks, including credit, market, interest rate, extension, structural and legal risks. Typically, such loans may be prepaid at any time. Residential Transitional Loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The rate of defaults and losses on mortgage loans (such as Residential Transitional Loans) will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a mortgage loan is in default, foreclosure of such mortgage loan may be a lengthy and difficult process and may involve significant expenses. Furthermore, the market for defaulted mortgage loans or foreclosed properties may be very limited.

At any one time, a portfolio of Residential Transitional Loans may consist disproportionately of loans with large aggregate principal amounts secured by properties in only a few states or regions. For example, the Subadviser’s focus on areas where there are strong housing fundamentals and concentration of residential-rehabilitation activity often leads to greater concentration of portfolio investments in those states versus their pro-rata sharing of US-housing values. As a result, the Fund is subject to the risk that an acute change in housing demand in the respective areas, due to changes in demographic trends or particular economic stresses which are localized to those areas, may negatively impact the value of the Residential Transitional Loans held by the Fund. As a result, the Residential Transitional Loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations and loan sizes. As a result, such portfolio of loans may experience increased losses as compared to a more diversified portfolio.

A Residential Transitional Loan may have a balloon payment due on its maturity date. Balloon mortgage loans involve a greater risk to a lender than self-amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including, without limitation, the strength of the residential real estate markets, tax laws, the financial situation and operating history of the underlying property, interest rates, conditions in credit markets and general economic conditions. If the borrower is unable to make such balloon payment, the Residential Transitional Loans will likely default.

Prepayments on Residential Transitional Loans will be influenced by the prepayment provisions of the related mortgage notes and may also be affected by a variety of economic, geographic and other factors, including the difference between the interest rates on the underlying mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. In general, if prevailing interest rates fall significantly below the interest rates on the related mortgage loans, the rate of prepayment on the underlying mortgage loans would be expected to increase. Conversely, if prevailing interest rates rise to a level significantly above the interest rates on the related mortgages, the rate of prepayment would be expected to decrease. Prepayments could reduce the yield received on a portfolio of Residential Transitional Loans. Residential Transitional Loans are particularly susceptible to prepayment risks, as they generally do not contain prepayment penalties and a reduction in interest rates will increase the prepayments on the Residential Transitional Loans, resulting in a reduction in yield to maturity for holders of such securities.

Residential Transitional Loans may be non-conforming mortgage loans that do not qualify for purchase by government-sponsored agencies, such as Fannie Mae and Freddie Mac, because of characteristics and size that do not satisfy Fannie Mae and Freddie Mac guidelines. Non-conforming mortgage loans are likely to experience rates of delinquency, foreclosure and loss that are higher, and that may be substantially higher, than mortgage loans originated in accordance with Fannie Mae or Freddie Mac underwriting guidelines. The principal differences between conforming mortgage loans and non-conforming mortgage loans include the applicable loan-to-value ratios, the credit and income histories of the related mortgagors, the documentation required for approval of the related mortgage loans, the types of properties securing the mortgage loans, the loan sizes and the mortgagors’ occupancy status with respect to the mortgaged properties. As a result of these and other factors, the interest rates charged on non-conforming mortgage loans are often higher than those charged for conforming mortgage loans. The combination of different underwriting criteria and higher rates of interest may also lead to higher delinquency, foreclosure and losses on non-conforming mortgage loans as compared to conforming mortgage loans.

If there are a significant number of defaults and delinquent payments on the Residential Transitional Loans, the Fund may suffer significant losses.

In recent years, the mortgage market in the United States has experienced a variety of difficulties and changed economic conditions that may adversely affect the performance and market value of a portfolio of Residential Transitional Loans. Delinquencies and losses with respect to mortgage loans have been and may continue to be volatile. In addition, in recent months housing prices and appraisal values in many states have declined or stopped appreciating. A continued decline or an extended flattening of those values may result in additional increases in delinquencies and losses on housing loans generally.

Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable rate mortgage loans. Borrowers with adjustable rate mortgage loans are being exposed to increased monthly payments when the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate. Borrowers seeking to avoid these increased monthly payments by refinancing their mortgage loans may no longer be able to find available replacement loans at comparably low interest rates. A decline in housing prices may also leave borrowers with insufficient equity in their mortgaged properties to permit them to refinance. Furthermore, borrowers who intend to sell their mortgaged properties on or before the expiration of the fixed rate periods on their mortgage loans may find that they cannot sell such properties for an amount equal to or greater than the unpaid principal balance of their loans. These events, alone or in combination, may contribute to higher delinquency rates and, as a result, adversely affect the performance and market value of a portfolio of Residential Transitional Loans.

In addition, a mortgage loan originator may experience financial difficulties or bankruptcy. These difficulties may result from declining markets for mortgage loans as well as from claims for repurchases of mortgage loans previously sold under provisions that require repurchase in the event of early payment defaults, or for material breaches of representations and warranties made on the mortgage loans, such as fraud claims. These difficulties may adversely affect the performance and market value of Residential Transitional Loans originated, serviced or subserviced by these companies.

Certain Residential Transitional Loans may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On any such mortgage loans, if the monthly payments are not enough to cover both the interest and principal payments on the loan, the shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. During periods in which the outstanding principal balance of any such mortgage loan is increasing due to the addition of deferred interest, the increasing principal balance of such mortgage loan may approach or exceed the value of the related mortgage property, thus increasing the likelihood of defaults as well as the amount of any loss experienced with respect to any such mortgage loan that is required to be liquidated. Furthermore, each such mortgage loan generally provides for the payment of any remaining unamortized principal balance (due to the addition of deferred interest, if any, to the principal balance of such mortgage loan) in a single payment at the maturity of the loan. Because the related mortgagors may be required to make a larger single payment upon maturity, it is possible that the default risk associated with such mortgage loans is greater than that associated with fully amortizing mortgage loans. To the extent the Fund invests in loans with negative amortization features, the Fund’s returns could be adversely affected.

Laws such as the Relief Act provide relief to mortgagors who enter into active military service or who were on reserve status but are called to active duty after the origination of their mortgage loans. Under the Relief Act, during the period of a mortgagor’s active duty, the rate of interest that may be charged on such mortgagor’s loan will be capped at a rate of 6% per annum, which may be below the interest rate that would otherwise have been applicable to such mortgage loan. If the loans in the Fund’s portfolio are or become subject to such caps, the Fund’s returns could be adversely affected.

Violations of loan origination or servicing laws may result in losses on a portfolio of Residential Transitional Loans. Applicable state laws generally regulate interest rates and other charges, require licensing of originators and require specific disclosures. In addition, other state laws, public policy and general principles of equity relating to the protection of consumers, unfair and deceptive practices and debt collection practices may apply to the origination, servicing and collection of Residential Transitional Loans. Depending on the provisions of the applicable law and the specific facts and circumstances involved, violations of these laws, policies and principles may limit the ability of a lender to collect all or part of the principal of or interest on the Residential Transitional Loans, may entitle a borrower to a refund of amounts previously paid and, in addition, could subject the owner of a Residential Transitional Loan to damages and administrative enforcement.

The Fund currently intends to hold its interests in Residential Transitional Loans in a trust structure in which the Fund will hold all of the trust’s beneficial interest and the trustee will be a U.S. national bank acting as custodian of the trust assets. The trust will be treated as a wholly-owned subsidiary of the Fund. The TRSs and subsidiaries of the Fund, including the wholly-owned subsidiary of the Fund through which the Fund intends to hold its interests in Residential Transitional Loans, will comply with provisions of the 1940 Act related to affiliated transactions and custody of assets (Section 17) or exemptive relief therefrom. The Fund will comply with provisions governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the TRSs, and each subsidiary of the Fund, including the wholly-owned subsidiary of the Fund through which the Fund intends to hold its interests in Residential Transitional Loans. In addition, the Adviser and the Board, as relevant, will comply with the provisions of Section 15 of the 1940 Act with respect to a TRS’s or other subsidiary’s, including the wholly-owned subsidiary of the Fund through which the Fund intends to hold its interests in Residential Transitional Loans, investment advisory contract.

Land Banking Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Land Banking Investments Risk

The Fund expects to make Land Banking investments either (i) through one or more joint ventures with a local operating partner, each a majority-owned subsidiary of a TRS of the Fund through which the Fund and the operating partner will equally share voting control over the joint venture’s operations, or (ii) in the form of loans to developers that are secured by real property so that the developers can acquire land and then sell finished lots to homebuilders at a fixed price on a pre-determined schedule.

The Fund may enter into “debt-like” (for non-tax purposes) Land Banking arrangements in which a Land Banking Subsidiary will purchase finished or unfinished land parcels from a homebuilder (or third party identified by the homebuilder) and provide the homebuilder an option to purchase back finished land parcels on a periodic basis at fixed prices. In connection with Land Banking arrangements, the Fund will also engage the homebuilder to make agreed horizontal (streets, sewers, etc.) and/or vertical (home construction) improvements to the land parcels and will fund the costs of such improvements. Land Banking arrangements will subject the Fund to the risks inherent in the ownership and operation of real estate. In connection with these Land Banking arrangements, the homebuilder will make an initial payment and/or periodic payments to a Land Banking Subsidiary under an option contract. The option contracts will not create a contractual obligation requiring the homebuilder to purchase back any or all of the finished land parcels from the Land Banking Subsidiary, and the homebuilder will be free to decline to purchase the land parcels or terminate the option contract at any time. Such an outcome results in the Land Banking Subsidiary holding the land parcels longer than intended and can be considered the functional equivalent of a “default” under traditional financing arrangements (i.e., in which the lender must take possession of financed property). In such case, the Land Banking Subsidiary may not be able to resell the land parcels at attractive prices, which could cause the Fund to incur substantial losses, including the loss of the purchase price and funded construction costs. In addition, the option contracts will provide a “takedown” schedule permitting the homebuilder to purchase back finished land parcels from the Land Banking Subsidiary on a periodic basis at fixed prices. The payments are intended to compensate the Fund for funding the purchase price of the land parcels and construction costs. However, subject to adjustment in limited circumstances, payments under the option contracts and the “takedown” prices at which the homebuilder may purchase back finished land parcels will be determined at the onset of the Land Banking arrangement. There can be no assurance that such payments will be sufficient to compensate the Fund for all costs, including unanticipated costs, related to the Land Banking arrangements. In addition, in the event that the homebuilder declines to purchase the land parcels or terminates the option contract, the Land Banking Subsidiary will not receive further payments under the option contract. Payments received prior to the termination may not be sufficient to compensate the Fund for all costs incurred by the Fund under the Land Banking arrangement.

In connection with Land Banking arrangements through a Land Banking Subsidiary, the Fund may also engage the homebuilder under a construction contract to make agreed horizontal (streets, sewers, etc.) and/or vertical (home construction) improvements to the land parcels. At the onset of the Land Banking arrangement, the Fund and the homebuilder will agree to a construction schedule and budget for the development of the land parcels. The Fund may reimburse the homebuilder on a periodic basis for the homebuilder’s costs and obligations, subject to the agreed cap on such costs. Generally, under the construction contracts, cost overruns and/or additional unanticipated costs will be borne by the homebuilder, without reimbursement by the Fund. However, the Fund is subject to the risk that significant cost overruns, additional unanticipated costs and/or delays could cause the homebuilder to terminate the option contract and construction contract. In that case, the Fund may not be able to engage a suitable replacement homebuilder or resell the land parcels at attractive prices. This could cause the Fund to incur substantial losses, including the loss of the purchase price and funded construction costs.

In connection with Land Banking arrangements through a Land Banking Subsidiary, the homebuilder generally bears all property-related expenses and remains liable for taxes and assessments, repairs, compliance with regulatory and environmental obligations and other matters. However, if a homebuilder becomes bankrupt then the Fund would likely be required to bear such costs, which could be substantial. Any bankruptcy by a homebuilder could cause the Fund to incur substantial losses.

The success of the Fund’s Land Banking investments depends upon the ability to identify reputable and creditworthy homebuilders and to acquire attractive land parcels for development of projects at reasonable prices and with terms that meet the Advisers’ underwriting criteria. The Land Banking Subsidiaries’ ability to acquire land parcels for new projects may be adversely affected by changes in the general availability of land parcels, the willingness of land sellers to sell land parcels at reasonable prices, competition for available land parcels, availability of financing to acquire land parcels, zoning and other market conditions. If the supply of land parcels appropriate for development of projects is limited because of these factors, or for any other reason, the Fund’s ability to achieve its investment objective could be significantly limited.

Additionally, the Fund’s ability to begin new projects could be impacted if homebuilders decline to purchase land parcels or terminate option contracts in connection with existing Land Banking arrangements. Also material to the success of the Fund’s Land Banking investments through a Land Banking Subsidiary are the contributions of the Fund’s local operating partner. The local operating partner proposes joint venture opportunities, manages relationships with the developers and supervises individual projects on a day-to-day basis subject to agreed joint venture operating terms. Were a local operating partner to cease to do business with the Fund or experience financial or operating difficulties, including loss of personnel, those circumstances could have a material adverse effect on the Fund’s investments.

While the Fund treats its investments in the Land Banking Subsidiaries through which it makes Land Banking investments as equity investments for tax and accounting purposes, the Fund (and the market generally) considers the underlying Land Banking transactions to be a form of development financing and to have debt-like characteristics (though again treated as equity for tax purposes). These investments in Land Banking Subsidiaries will be treated as qualifying debt investments for purposes of the Fund’s 80% of Managed Assets investment restriction.

As a participant in the Land Banking Subsidiaries, the Fund is indirectly exposed to the operations of these businesses, including the expenses of owning and developing lots, interest expenses associated with leverage at the level of a Land Banking Subsidiary or the lots, servicing and project management expenses (including incentive-based expenses) paid to the local operating partner, and other ordinary project expenses (and potentially extraordinary expenses such as litigation). These expenses can be significant. They are not, however, borne by the Fund and are not presented as part of the Fund’s expenses shown in the Summary of Fund Expenses tables. To the extent a Land Banking Subsidiary is treated as a “significant subsidiary” of the Fund under applicable accounting guidance, summary financial information for that Land Banking Subsidiary, including relating to expenses, would be available in the Fund’s financial statements going forward.

Certain Land Banking investments by the Fund are also expected to be in the form of loans to developers so that the borrowers can acquire land and then sell finished lots to homebuilders at a fixed price on a pre-determined schedule. The borrower will use proceeds from the loan from the Fund to purchase finished or unfinished land parcels from a homebuilder (or third party identified by the homebuilder) and provide the homebuilder an option to purchase back finished land parcels on a periodic basis at fixed prices. The Fund’s loan will be secured by such real property. The success of these kinds of Land Banking investments depends upon the ability to identify developers that have relationships with reputable and creditworthy homebuilders. The Fund’s ability to make loans to developers through this arrangement may be adversely affected by factors affecting developers and homebuilders, including changes in the general availability of land parcels, the willingness of land sellers to sell land parcels at reasonable prices, competition for available land parcels, availability of financing to acquire land parcels, zoning and other market conditions. If the supply of land parcels appropriate for development of projects is limited because of these factors, or for any other reason, the Fund’s ability to achieve its investment objective could be significantly limited. Additionally, the Fund’s ability to obtain repayment on loans could be negatively affected if homebuilders decline to purchase land parcels from the developer or homebuilders terminate option contracts in connection with existing Land Banking arrangements. The Fund anticipates that developers will contribute substantially all of the capital required to operate the borrowers and that the Fund’s loans to the borrowers will also be treated as qualifying debt investments for purposes of the Fund’s 80% of Managed Assets investment restriction.

Recourse Financings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse Financings Risk.

In certain cases, financings for the Fund’s commercial real estate properties may be recourse to the Fund. Generally, commercial real estate financings are structured as non-recourse to the borrower, which limits a lender’s recourse to the property pledged as collateral for the loan, and not the other assets of the borrower or to any parent of borrower, in the event of a loan default. However, lenders customarily will require that a creditworthy parent entity enter into so-called “recourse carveout” guarantees to protect the lender against certain bad-faith or other intentional acts of the borrower in violation of the loan documents, as well as a guarantee for unpaid interest and fees due. A “bad boy” guarantee typically provides that the lender can recover losses from the guarantors for certain bad acts, such as fraud or intentional misrepresentation, intentional waste, willful misconduct, criminal acts, misappropriation of funds, voluntary incurrence of prohibited debt and environmental losses sustained by lender. In addition, “bad boy” guarantees typically provide that the loan will be a full personal recourse obligation of the guarantor, for certain actions, such as prohibited transfers of the collateral or changes of control and voluntary bankruptcy of the borrower. These financing arrangements with respect to the Fund’s investments generally require “bad boy” guarantees from the Fund and/or certain of the Fund’s subsidiaries and in the event that such a guarantee is called, the Fund’s assets could be adversely affected. Moreover, the Fund’s “bad boy” guarantees could apply to actions of the joint venture partners associated with the Fund’s investments.

While the Adviser expects to negotiate indemnities from such joint venture partners to protect against such risks, there remains the possibility that the acts of such joint venture partner could result in liability to the Fund under such guarantees.

Mortgage Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage Loan Risk

The Fund will invest in mortgage loans, which are subject to risks of delinquency, foreclosure, and risk of loss. In the event of a borrower’s default, the Fund’s profitability will suffer a material adverse effect to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan.

Mortgage-Related and Asset-Backed Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-Related and Asset-Backed Instruments Risk

Mortgage-related and other asset-backed instruments represent interests in “pools” of mortgages or other assets held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these instruments and potentially causing the Fund to lose money. The Fund’s investments in other asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets.

The Fund expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed instruments that are more highly rated.

The mortgage markets have experienced extreme difficulties in the past that adversely affected the performance and market value of mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

CMBS Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CMBS Risk

CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal.

RMBS Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RMBS Risk

The Fund’s investments in RMBS are subject to the risks of defaults, foreclosure timeline extension, fraud, and home price depreciation and unfavorable modification of loan principal amount. In the event of defaults on the residential mortgage loans that underlie the Fund’s investments in RMBS and the exhaustion of any underlying or any additional credit support, the Fund may not realize an anticipated return on investments and may incur a loss on these investments. On certain

RMBS, prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty.

CRT Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CRT Securities Risk

CRT securities are debt obligations issued by or sponsored by Fannie Mae and Freddie Mac. The coupon payments on CRT securities are paid by the issuer and the principal payments received are dependent on the performance of loans in either a reference pool or an actual pool of loans. As an investor in a CRT security, the Fund may incur a principal loss if the performance of the actual or reference pool loans results in either an actual or calculated loss that exceeds the credit enhancement of the security owned by the Company. In addition, CRT securities, while not structured products, face similar risks as structured products because they are debt securities issued by governmental agencies but their value depends in part on a pool of mortgage loans. CRT securities are unguaranteed and unsecured debt securities issued by government agencies and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government agency fails to pay principal or interest on its CRT securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such CRT securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in CRT securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government-sponsored enterprise, or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

Mezzanine Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Loans Risk

The Fund will invest in mezzanine financing structured as subordinated debt, backed by first liens on single or multi-family properties or loans or as defined herein as Residential Mezzanine Loans, or as preferred equity investments.

Mezzanine loans are loans made to property owners that are secured by pledges of the borrowers’ ownership interests, in whole or in part, in entities that directly or indirectly own the properties, such loans being subordinate to whole loans secured by first or second mortgage liens on the properties themselves. Mezzanine loans may be issued with or without registration rights. Maturities of mezzanine loans are typically seven to ten years, but the expected average life is significantly shorter at three to five years due to prepayment rights. Mezzanine loans are usually unsecured and typically junior to the obligations of a company to senior creditors, trade creditors and employees and often represent the most junior debt security in an issuer’s capital structure. These types of investments involve a higher degree of risk than first mortgage loans secured by income producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. As a result, the Fund may not recover some or all of its investment. Mezzanine loans are often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine loans have historically been higher than for investment-grade instruments.

Mezzanine financing structured as preferred equity investments, which provides substantively the same rights for the lender, but involves the lender holding actual equity interests with preferential rights over the common equity. Mezzanine financing structured as preferred equity investments is generally subject to the risks regarding mezzanine loans described above and also to the risks of hybrid investments described below.

The Fund considers “residential” mezzanine loans to be mezzanine loans secured by properties and/or permitted and entitled land that have a primary intended use of residential living to be categorized as “residential and residential-related,” including, without limitation: multi-family properties (generally expected to be properties with five or more dwelling units that are part of a single complex) offered for residential rental use; single-family properties, including single-family rentals; and other types of residential rental assets, such as student housing properties and manufactured housing.

The Fund will also target businesses in industries that are related to these types of properties and assets, such as businesses that are involved with the production of such properties and assets or products or services supporting such properties and assets. These industries may include basic materials, energy, and utilities as well as related suppliers and similarly connected businesses. The Fund’s investments in such industries will generally not be treated as qualifying for purposes of the Fund’s 80% of Managed Assets investment restriction nor “count” towards the Fund’s strategy of seeking to invest a majority of its assets in a portfolio of residential and residential-related real estate-related investments.

Hybrid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hybrid Investments Risk

Hybrid securities may include preferred stock and convertible securities.

Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. The Fund’s investments in preferred stock are treated as qualifying debt investments for purposes of the Fund’s 80% of Managed Assets investment restriction.

Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks that are typically associated with debt. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and are typically unrated or rated lower than such debt obligations. The Fund’s investments in convertible securities will be treated as qualifying debt investments for purposes of the Fund’s 80% of Managed Assets investment restriction if they meet the description of “debt investments” provided above under “Investment Objective and Principal Strategies.”

New Construction and Real Estate Development Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Construction and Real Estate Development Risk

The risks inherent in financing, purchasing, owning, selling, and developing land increase as the demand for new homes and rentals decreases. Real estate markets are highly uncertain, and the value of undeveloped land has fluctuated significantly and may continue to fluctuate. The Fund’s investments are subject to risks inherent in residential and commercial real estate generally as well as risks inherent to new construction and development, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, the risk that costs of construction materials or construction labor may rise materially during the development, overbuilding and price competition, decreased availability of suitable land, and changing government regulations (including zoning, usage and tax laws). In addition, land carrying costs can be significant and can result in losses or reduced profitability. As a result, the Fund may hold certain land, and may acquire or finance additional land, in its development pipeline at a cost that the Fund may not be able to fully recover or at a cost which precludes profitable development.

Property Construction Completion Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Property Construction Completion Risk

Cost overruns and non-completion of the construction or renovation of the properties underlying the instruments in which the Fund invests may materially adversely affect the Fund’s investment. The renovation, refurbishment or expansion by a borrower under a mortgaged or leveraged property involves risks of cost overruns and non-completion. Costs of construction or improvements to bring a property up to standards established for the market position intended for that property may exceed original estimates, possibly making a project uneconomical. Other risks may include environmental risks and construction, rehabilitation and if applicable, subsequent leasing of the property not being completed on schedule. If such construction or renovation is not completed in a timely manner, or if it costs more than expected, the borrower may experience a prolonged impairment of net operating income and may not be able to make payments on Fund’s investment.

Privately-Issued Mortgage-Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privately-Issued Mortgage-Related Securities Risk

There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental issuers. Privately-issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.

Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk

As described under “Periodic Repurchase Offers” above, the Fund is an Interval Fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board of Trustees. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio instruments.

However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio instruments (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, which may accelerate the realization of taxable income and cause the Fund to make taxable distributions to Common Shareholders earlier than the Fund otherwise would have. In addition, non-redeeming Common Shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund’s Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will be a taxable event to Common Shareholders, potentially even to those Common Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “Certain U.S. Federal Income Tax Matters”.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Shareholder Risk

To the extent a large proportion of Common Shares are held by a small number of Common Shareholders, including affiliates of the Adviser and the Subadviser, the Fund is subject to the risk that these Shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers or that Common Shares held by such Common Shareholders will be subject to involuntary repurchases or mandatory redemptions in large amounts as described under “Involuntary Repurchases and Mandatory Redemptions,” including to allow the Fund to preserve its status as a REIT. Additionally, seed investors have received waivers from the Board to own in excess of ownership limits that, absent such a waiver, generally prohibit any person or entity from beneficially or constructively owning (i) Common Shares in excess of 9.8% in value or number of shares, whichever is more restrictive, of the outstanding Common Shares and (ii) shares of the Fund (including Common Shares and preferred shares) in excess of 9.8% in value of the outstanding shares of the Fund. The waivers received by the seed investors will expire automatically, with no further action by any person, on June 30, 2026, to the extent still in effect on that date, and each seed investor will be subject to the 9.8% ownership limits at that time. Because the seed investors currently own Common Shares in excess of the 9.8% ownership limits, the Fund expects to conduct a repurchase offer at a level above those to date prior to June 30, 2026, subject to Board approval and applicable law, to facilitate the reduction of each seed investor’s ownership of Common Shares below the 9.8% ownership limits (or a higher limit as may be permitted by the Fund -- in this regard, if a higher ownership limit for the seed investors is permitted, which should be anticipated, a correspondingly lower general ownership limit, i.e., below 9.8%, would be instituted for shareholders more generally). These transactions could adversely affect the Fund’s ability to conduct its investment program. They may make ordinary portfolio management and rebalancing decisions more complicated to implement, may result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio, and may accelerate the realization of taxable income based on current market conditions and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or for smaller or newer funds or when a significant investor purchases, redeems or owns a substantial portion of the Fund’s shares. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of Common Shareholders may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Common Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Common Shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, Shareholders unaffiliated with the Adviser and the Subadviser will not be given priority over Shareholders that are affiliates of the Adviser and the Subadviser, whose holdings in the Fund may be significant and may have the effect of diluting third party Shareholders with respect to any repurchase offer. See “Principal Risks of the Fund—Repurchase Offers Risk.”

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund does not have internal management capacity or employees. The Fund depends on the diligence, skill and network of business contacts of the senior investment professionals of the Adviser and the Subadviser to achieve the Fund’s investment objective. The Fund expects that the Adviser, with the assistance of the Subadviser, will evaluate, negotiate, structure, close and monitor the Fund’s investments in accordance with the terms of the Management Agreement and Subadvisory Agreement, as applicable. The Fund can offer no assurance, however, that the senior investment professionals of the Adviser and/or Subadviser will continue to provide investment advice to the Fund. The loss of senior investment professionals of the Adviser and/or Subadviser and their affiliates would limit the Fund’s ability to achieve its investment objective and operate as the Fund anticipates. This could have a material adverse effect on the Fund’s financial condition, results of operations and cash flows.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

The Fund’s investments will be subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.

Below Investment Grade Rating Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Rating Risk

The Fund may invest in instruments which are rated below investment grade by rating agencies (rated lower than “Baa3” by Moody’s, lower than “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings) or, if unrated, are judged by the Subadviser to be of comparable quality.

While generally providing greater income and opportunity for gain, below investment grade instruments or comparable unrated instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. Below investment grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some borrowers issuing such debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

The secondary market for below investment grade securities and similar debt instruments may be less liquid than that for higher rated instruments. Because unrated instruments may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated instruments, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated instruments.

Borrower Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrower Default Risk

The Fund’s investments will be subject to the risk that a borrower is unable to make its payments on a loan. Non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.

The Fund may need to rely on the collection efforts of third parties, which also may be limited in their ability to collect on defaulted loans. The Fund may not have direct recourse against borrowers, may not be able to contact a borrower about a loan and may not be able to pursue borrowers to collect payment under loans. To the extent a loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the loans. Loans are credit obligations of the borrowers and the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its loans and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan. To the extent borrowers incur other indebtedness that is secured, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loans, or it may impair a third party’s ability to collect, on behalf of the Fund, on the loan upon default. To the extent that a loan is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying an unsecured loan because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower or whether such debt is secured.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s liability on its loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors will receive only a fraction of any amount outstanding on the loan, if anything.

Loans and Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loans and Assignments Risk

The Fund may acquire loans through assignments of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral.

Privacy and Data Security Laws [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privacy and Data Security Laws

Many jurisdictions in which the Fund and its borrowers operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including GDPR in the European Union that went into effect in May 2018 and the CCPA that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Adviser and/or Subadviser fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity Risk

To the extent consistent with applicable liquidity requirements for interval funds under Rule 23c-3 of the 1940 Act, the Fund intends to invest in illiquid investments and may do so without limit. An illiquid investment is a security or other investment that cannot be sold or disposed of within seven days or less in current market conditions without the sale or disposition significantly changing the market value of the investment. Illiquid investments often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the 1933 Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible. In addition, the Fund may be unable to sell other illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Illiquid investments generally must be valued at fair value, which is inherently less precise than utilizing market value for liquid investments and may lead to differences between the price at which a security is valued for determining the Fund’s NAV and the price the Fund actually receives upon sale. For the period between the repurchase offer notice and the end of the repurchase period, the Fund must maintain 100% of the repurchase offer amount in liquid assets.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reinvestment Risk

Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio manager believes the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Common Shares.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

		When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. See “Net Asset Value.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The Fund intends to add leverage to its portfolio by utilizing borrowings, such as through loans or reverse repurchase agreements, including through one or more subsidiaries or SPVs. The Fund may also add leverage to its portfolio by utilizing other credit facilities. There can be no assurance that the Fund’s use of leverage will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions, margin facilities, and the issuance of preferred shares or notes. The Fund’s total leverage, either through borrowings, issuance of debt securities, or similar transactions, may not exceed 33⅓% of the Fund’s total assets. In addition, the Fund may use investment management techniques (including reverse repurchase agreements and derivative transactions) that have similar effects as leverage, but which are not subject to the foregoing 33⅓% limitation if effected in compliance with applicable SEC rules and guidance. Furthermore, the Fund may add leverage to its portfolio through the issuance of preferred shares in an aggregate amount of up to 50% of the Fund’s total assets (less all liabilities other than borrowings and outstanding preferred shares) immediately after such issuance, though no preferred share issuances are contemplated at this time.

The use of leverage through borrowing of money or the issuance of preferred shares to purchase additional securities creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of Common Shares, including increased variability of the Fund’s net income, distributions and/or NAV in relation to market changes. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV, which could have a material adverse impact on the Fund’s business, financial condition and results of operations. The Fund will also have to pay interest and dividends on its borrowings, which may reduce the Fund’s current income. This interest expense may be greater than the Fund’s current income on the underlying investment. The Fund’s leveraging strategy may not be successful. The use of leverage to purchase additional investments creates an opportunity for increased Common Share dividends, but also creates special risks and considerations for the Common Shareholders, including:

•	The likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;

•	The risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the Common Shareholders;

•	The effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Common Shares;
•	When the Fund uses financial leverage, the investment advisory and subadvisory fees payable to the Adviser and the Subadviser, respectively, will be higher than if the Fund did not use leverage, including periods when the Fund is losing money, and because the fees paid will be calculated based on the Fund’s Managed Assets there may be a financial incentive to the Adviser and the Subadviser to increase the Fund’s use of leverage, which creates an inherent conflict of interests;

•	Leverage increases operating costs, which will be borne entirely by the Common Shareholders and may reduce total return; and

•	Certain types of borrowings and issuances of preferred stock by the Fund may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. Among other things, these covenants can give the lender the right to take certain actions upon changes in the portfolio outside agreed limits, the termination of the Investment Advisory Agreement or the Investment Subadvisory Agreement, or the loss of certain key personnel. Failure to meet covenant requirements, and related actions taken by a lender, could have a material adverse effect on the Fund’s business and financial condition. Covenants can also limit the ability to distribute assets or income from a Fund subsidiary back to the Fund. The borrowings which the Fund may incur may be secured by collateral.

See “Leverage” and “Use of Leverage” for more information.

Securitization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securitization Risk

The securitizations in which the Fund invests have a leveraging effect and may increase the volatility of the Fund’s investment and the risk of investing with the Fund. When the Fund invests in the equity of a third-party securitization, the value of the Fund’s investment is particularly vulnerable to adverse conditions in the credit markets or defaults within the collateral pool. Any reduction in the value of the collateral pool reduces the value of the Fund’s interests. Additionally, the leveraged nature of these investments magnifies the impact of any losses, increasing the risk of significant or total loss of the Fund’s investment. The Fund’s equity interests may be illiquid, limiting the Fund’s ability to sell or transfer these interests in response to market disruptions or other adverse developments.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, leverage risk, counterparty risk, credit risk, operational risk, legal risk, tax risk and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of improper valuation, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Common Shareholders. The Fund “counts” relevant derivative positions towards its 80% of Managed Assets investment restriction and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value in connection with new rules requiring that treatment, which come into effect in 2025).

Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivative transactions. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse itself.

Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. It may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.

The tax treatment of certain derivatives in which the Fund invests may be unclear and thus subject to recharacterization. Any recharacterization of payments made or received by the Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.

When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. In such case, the Fund may lose money. The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness of the Fund’s derivative transactions and cause the Fund to lose value.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements Risk

The Fund may enter into financing arrangements that are structured as sale and repurchase agreements pursuant to which the Fund would nominally sell certain of its assets to a counterparty and simultaneously enter into an agreement to repurchase these assets at a later date in exchange for a purchase price. Economically, these agreements act as financings which are secured by the assets sold pursuant thereto.

The use of reverse repurchase agreements involves many of the same risks involved in the use of leverage, because the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreements will decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund will decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund could be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements, the Fund’s NAV will decline, and, in some cases, the Fund could be worse off than if it had not used such instruments.

Reverse repurchase agreements can be entered into either on relatively standard terms or pursuant to more bespoke arrangements that may provide for more or less continual coordination in respect of the assets sold. For example, in connection with the Fund’s Residential Transitional Loans the Fund anticipates that portfolios of loans may be transferred as assets held by a special purpose subsidiary and that the Fund will continue to direct the servicing and portfolio management of the loans during the course of the transaction.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Default Swaps Risk

Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.

The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options Risk

When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events.

When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a call or put option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at an exercise price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, the Fund must purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

By writing call and put options on underlying instruments, the returns of the options writing strategy will be determined by the performance of the underlying instrument.

If the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received by the Fund, the Fund may incur losses. Increases in implied volatility of options may cause the value of an option to increase, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s net asset value. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s option writing strategy may not perform as anticipated. Prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including issuer-specific factors.

Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures Risk

Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. In the event that the

Fund enters into a derivative transaction with a counterparty that subsequently becomes insolvent or becomes the subject of a bankruptcy case, the derivative transaction may be terminated in accordance with its terms and the Fund’s ability to realize its rights under the derivative instrument and its ability to distribute the proceeds could be adversely affected. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to any underlying security or asset. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.

Confidential Information Access Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Confidential Information Access Risk

Principals of the Adviser, the Subadviser and their affiliates and certain of the Adviser’s and/or Subadviser’s investment professionals may have or establish relationships with companies in which the Fund invests, including serving as a director of, or in a similar capacity with, such companies. In connection with the foregoing activities, principals of the Adviser, the Subadviser and their affiliates and certain of the Adviser’s and/or Subadviser’s investment professionals may from time to time come into possession of confidential or material non-public information or be restricted from effecting transactions relating to certain issuers that would limit the ability of the Adviser and/or Subadviser to effect a transaction for the Fund (including the Fund’s ability to buy, sell or hold certain investments) and the Fund’s investments may be constrained as a consequence of the Adviser and/or Subadviser’s inability to use such information for advisory purposes or otherwise to effect transactions that otherwise may have been initiated on behalf of its clients, including the Fund.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund may increase, which would tend to further reduce returns to the holders of Common Shares. Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Risk of Regulatory Changes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Regulatory Changes

Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the IRS, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU Member States (and some other countries) are implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Adviser historically have been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions. The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts.

Current rules related to credit risk retention requirements for asset backed securities may increase the cost to originators, securitizers and, in certain cases, asset managers of securitization vehicles in which the Fund may invest. The impact of the risk retention rules on the securitization markets is uncertain. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which the Fund may invest, which costs could be passed along to such Fund as an investor in such vehicles.

Local Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Local Regulation Risk

Numerous U.S. federal and state statutory provisions, including the U.S. federal bankruptcy laws, the Relief Act, as amended, and state debtor relief laws, may adversely affect the ability of an issuer of RMBS or Residential Transitional Loans to collect the principal of or interest on the loans, and holders of the affected RMBS or Residential Transitional Loans may suffer a loss if the applicable laws result in these loans becoming uncollectible.

In addition to the U.S. federal laws described above, however, a number of legislative proposals have been introduced at the U.S. federal, state and municipal levels that may adversely affect the Fund, such as those that are designed to discourage predatory lending practices. Some states have enacted, or may enact, laws or regulations that prohibit inclusion of some provisions in mortgage loans that have mortgage rates or origination costs in excess of prescribed levels and require that borrowers be given certain disclosures prior to the consummation of such mortgage loans. In some cases, state law may impose requirements and restrictions greater than those in the Homeownership Act. An originator’s failure to comply with these laws could subject the issuer of RMBS or Residential Transitional Loans to monetary penalties and could result in the borrowers rescinding the loans underlying such RMBS or Residential Transitional Loans. Lawsuits have been brought in various states making claims against assignees of high-cost loans for violations of state law. Named defendants in these cases include numerous participants within the secondary mortgage market, including some securitization trusts.

Geographic Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in any particular geography area, it is more likely to be impacted by events or conditions affecting that area. For example, political and economic conditions and changes in regulatory, tax, or economic policy in an area could significantly affect the market in that area and in surrounding or related areas and have a negative impact on the Fund’s performance. Because the Fund invests a significant portion of its assets in California, Oregon and Washington, the Fund is more susceptible to adverse economic, political or regulatory changes affecting properties in those states and may involve greater risk than funds that are more geographically diversified. For a discussion of factors pertaining to California, Oregon and Washington, please see the SAI under “Special Considerations Relating to Particular Geographic Areas.”

Secured Overnight Financing Rate (“SOFR”) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secured Overnight Financing Rate (“SOFR”) Risk

The London Interbank Offered Rate (“LIBOR”) generally ceased to be published on June 30, 2023, and the market has largely transitioned to SOFR-based rates, in some cases as adjusted by an applicable spread adjustment. Although SOFR has become the predominant reference rate for many U.S. dollar floating-rate instruments, SOFR-based rates (including any applicable spread adjustment) may not be, and may not prove to be, the economic equivalent of LIBOR and may perform differently than LIBOR would have performed. SOFR is an overnight, secured rate and may exhibit different volatility, liquidity and interest rate dynamics than LIBOR, including during periods of market stress. As a result, the pricing, valuation and return characteristics of SOFR-linked instruments held by the Fund may be materially different than it would have been under LIBOR, and such differences may adversely affect the Fund’s profitability.

SOFR also has a more limited operating history than LIBOR. The administrator of SOFR (currently, the Federal Reserve Bank of New York) may make methodological or other changes to SOFR, or may suspend or discontinue the calculation or publication of SOFR. Any such changes, or the adoption of a successor or alternative reference rate, could affect the level of interest payable or receivable on SOFR-linked instruments and could adversely affect the value and marketability of such instruments.

In addition, to the extent the Fund invests in, or is otherwise exposed to, instruments that historically referenced LIBOR or that contain fallback provisions or rate-conversion mechanics, the operation of those provisions could result in a rate that is different from what would otherwise have applied, lead to disputes or administrative burden, or otherwise adversely affect the value, returns or liquidity of such instruments.

Joint Venture Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Joint Venture Risk

The Fund may, directly or indirectly through a TRS, enter into joint ventures with third parties, including joint ventures that are partnerships, co-tenancies and other co-ownership arrangements or participations with mortgage or investment banks, financial institutions, real estate developers, owners, or other non-affiliated third parties. Such investments may involve risks not otherwise present with other methods of investment. For example, the Fund would not be in a position to exercise sole decision-making authority regarding the underlying real estate investment held by a joint venture entity, and as a result the Fund may also be subject to the potential risk of disagreements on decisions, such as a sale, because neither it nor its joint venture partners would have full control over the investments held by the joint venture entity. Unlike investments in wholly-owned entities, investments in joint venture entities may, under certain circumstances, involve risks related to the involvement of a third party, including the possibility that the Fund’s joint venture partners might become bankrupt or fail to fund their required, albeit small, capital contributions which may be immaterial. In addition, disputes between the Fund and its joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and directors from focusing their time and efforts on the Fund’s business. Any of the above risks and conflicts of interest might subject the Fund to liabilities and thus reduce its returns on the investment with that joint venture partner.

Risks Related to the Fund’s REIT Qualification and Certain Other U.S. Federal Income Tax Items [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Fund’s REIT Qualification and Certain Other U.S. Federal Income Tax Items

Legislative or other actions affecting REITs could materially and adversely affect the Fund.

The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. Changes to the U.S. federal income tax laws, with or without retroactive application, could materially and adversely affect the Fund. The Fund cannot predict how changes in the tax laws might affect it or the Common Shareholders. New legislation, U.S. Treasury regulations, administrative interpretations or court decisions could significantly and negatively affect the Fund’s ability to qualify as a REIT or the U.S. federal income tax consequences of such qualification.

The Fund’s failure to qualify as a REIT would subject the Fund to U.S. federal income tax and potentially increased state and local taxes, which would reduce the amount of the Fund’s income available for distribution to the Common Shareholders.

The Fund intends to elect to be taxed as a REIT under the Code commencing with its taxable year ended December 31, 2025. As long as the Fund meets the requirements under the Code for qualification and taxation as a REIT each year, the Fund can deduct dividends paid to its shareholders when calculating it REIT taxable income. For the Fund to qualify as a REIT, it must meet detailed technical requirements, including income, asset and stock ownership tests, under several Code provisions that have not been extensively interpreted by judges or administrative officers. In addition, the Fund does not control the determination of all circumstances that affect the Fund’s ability to qualify as a REIT. New legislation, U.S. Treasury regulations, administrative interpretations or court decisions might significantly change the U.S. federal income tax laws with respect to the Fund’s qualification as a REIT or the U.S. federal income tax consequences of such qualification. While the Fund intends to operate so that it qualifies as a REIT, the Fund cannot guarantee that it will qualify as a REIT in any given year because:

•	the rules governing REITs are highly complex;

•	the Fund does not control all factual circumstances and legal determinations by courts or regulatory bodies that affect REIT qualification; and

•	the Fund’s circumstances may change in the future.

For any taxable year that the Fund fails to qualify as a REIT, the Fund would be subject to U.S. federal income tax at the regular corporate rate and would not be entitled to deduct dividends paid to its shareholders from its taxable income. Consequently, the Fund’s net assets and distributions to its shareholders would be substantially reduced because of the Fund’s increased tax liability. If the Fund made distributions in anticipation of its qualification as a REIT, the Fund might be required to borrow additional funds or to liquidate some of its investments in order to pay the applicable tax. If the Fund’s qualification as a REIT terminates, the Fund may not be able to elect to be treated as a REIT for four taxable years following the year during which it lost the qualification. Please see the SAI under “Material U.S. Federal Income Tax Considerations — U.S. Federal Income Tax Considerations as a REIT — Failure to Qualify.”

Complying with REIT requirements and avoiding the 100% “prohibited transaction” tax may force the Fund to hold a significant portion of its assets and conduct a significant portion of its activities through a TRS, and a significant portion of its income may be earned through a TRS.

The Fund generally intends that any property, the sale or disposition of which could give rise to the 100% “prohibited transaction” tax, will be sold through one or more TRSs. Any sale of real property to homebuilders in connection with Land Banking through a Land Banking Subsidiary, which could give rise to the 100% “prohibited transaction” tax, will be sold through one or more TRSs. In addition, the Fund generally intends to make investments that are expected to generate non-qualifying income for purposes of the annual 95% REIT income test, which may include certain hedging transactions, through one or more TRSs. However, the Fund may own a limited percentage of such non-qualifying investments for purposes of the annual 95% REIT income test outside a TRS to the extent such investments will not jeopardize the Fund’s ability to satisfy the REIT qualification requirements. If a TRS is organized in the United States, the TRS will be subject to corporate income tax on its earnings, which may reduce the cash flow generated by the Fund in the aggregate and the Fund’s distributions to its shareholders, and any TRS organized for investments in Land Banking is expected to be organized in the United States. Please see the SAI under “Material U.S. Federal Income Tax Considerations — U.S. Federal Income Tax Considerations as a REIT — Gross Income Tests” and “— Asset Tests”. Therefore, although the Fund’s ownership of property and other investments through one or more TRSs may allow the Fund to participate in certain activities and investments that the Fund could not directly participate in without violating the REIT qualification tests or incurring the 100% “prohibited transaction” tax, a TRS through which the Fund earns such operating income or gain may be fully subject to corporate income tax, depending on whether the TRS is organized, reducing the Fund’s after-tax income and amounts available for distribution to its shareholders.

Additionally, in order for the Fund to qualify as a REIT, the aggregate value of all securities of one or more TRSs owned by the Fund may not exceed 25% (20% for tax years prior to 2026) of the value of its total assets at the close of each calendar quarter. The need to satisfy such 25% value test may require dividends to be distributed by one or more TRSs to the Fund at times when it may not be beneficial to do so. The Fund may, in turn, distribute all or a portion of such dividends to its shareholders at times when it might not otherwise wish to declare and pay such dividends. See “Material U.S. Federal Income Tax Considerations — U.S. Federal Income Tax Considerations as a REIT — Annual Distribution Requirements” in the SAI. TRS distributions classified as dividends to the Fund will generally constitute qualifying income for purposes of the 95% gross income test but non-qualifying income for purposes of the 75% gross income test. It is possible that the Fund may wish to distribute a dividend from a TRS to itself in order to reduce the value of TRS securities below 25% of the Fund’s total assets but be unable to do so without violating the requirement that 75% of its gross income in the taxable year be derived from real estate assets.

Even though the Fund intends to qualify to be taxed as a REIT, the Fund may be required to pay certain taxes.

Even though the Fund intends to qualify to be taxed as a REIT for U.S. federal income tax purposes, the Fund may be subject to certain U.S. federal, state and local taxes on its income and assets, including taxes on any undistributed income, on “prohibited transactions,” on income from investments made through a TRS (which is subject to tax at the regular corporate rate at the level of the TRS), on income from some activities conducted as a result of a foreclosure, and state or local income, franchise, property and transfer taxes. Please see the SAI under “Material U.S. Federal Income Tax Considerations — U.S. Federal Income Tax Considerations as a REIT — Taxation of REITs in General.”

REIT distribution requirements could adversely affect the Fund’s ability to execute on its strategies and may require the Fund to incur debt, sell assets or take other actions to make such distributions.

In order for the Fund to qualify and maintain its qualification as a REIT for U.S. federal income tax purposes, the Fund must distribute to its shareholders, each calendar year, at least 90% of its REIT taxable income (including certain items of non-cash income), determined without regard to the deduction for dividends paid and excluding net capital gain. To the extent that the Fund satisfies the 90% distribution requirement, but distributes less than 100% of its taxable income, the Fund will be subject to U.S. federal corporate income tax on its undistributed income. In addition, the Fund will incur a 4% non-deductible excise tax on the amount, if any, by which its distributions in any calendar year are less than a minimum amount specified under U.S. federal income tax law.

The Fund intends to distribute its net income in a manner intended to satisfy the 90% distribution requirement and to avoid both U.S. federal corporate income tax and the 4% non-deductible excise tax. The Fund’s taxable income may substantially exceed its net income as determined by GAAP or differences in timing between the recognition of taxable income and the actual receipt of cash may occur, in which case the Fund may have taxable income in excess of cash flow from its operating activities. In such event, the Fund may generate less cash flow than taxable income in a particular year and find it difficult or impossible to meet the REIT distribution requirements in certain circumstances. In such circumstances, in order to satisfy the distribution requirement and to avoid U.S. federal corporate income tax and the 4% non-deductible excise tax in that year, the Fund may be required to: (1) sell assets in adverse market conditions; (2) borrow on unfavorable terms; or (3) distribute amounts that would otherwise be invested in the Fund’s target assets consistent with its strategy, capital expenditures or repayment of debt. Thus, compliance with the REIT distribution requirements may require the Fund to take actions that may not otherwise be advisable given existing market conditions and hinder its ability to grow, which could materially and adversely affect the Fund.

The Fund may have phantom income from its acquisition and holding of subordinated RMBS and CMBS and other subordinated debt instruments.

The tax accounting rules with respect to the timing and character of income and losses from the Fund’s acquisition and holding of subordinated RMBS and CMBS and other subordinated debt instruments may result in adverse tax consequences. The Fund will be required to include in income accrued interest, original issue discount (“OID”) and, potentially, market discount (each of which will be ordinary income), with respect to subordinated RMBS and CMBS and other subordinated debt instruments the Fund holds, in accordance with the accrual method of accounting. Income will be required to be accrued and reported, without giving effect to delays or reductions in distributions attributable to defaults or delinquencies on the underlying loans, except to the extent it can be established that such losses are uncollectible. Accordingly, the Fund may incur a diminution in actual or projected cash flow in a given year as a result of an actual or anticipated default or delinquency but may not be able to take a deduction for the corresponding loss until a subsequent tax year. While the Fund generally may cease to accrue interest income if it reasonably appears that the interest will be uncollectible, the IRS may take the position that OID must continue to be accrued in spite of its uncollectibility until the Fund’s investments in subordinated RMBS and CMBS and other subordinated debt instruments are disposed of in a taxable transaction or become worthless.

Due to each of these potential differences between income recognition or expense deduction and related cash receipts or disbursements, there is a significant risk that the Fund may have substantial taxable income in excess of cash available for distribution. In that event, the Fund may need to borrow funds or take other actions to satisfy the REIT distribution requirements for the taxable year in which this “phantom income” is recognized.

The failure of a mezzanine loan to qualify as a real estate asset could adversely affect the Fund’s ability to qualify for taxation as a REIT.

The Fund may acquire mezzanine loans, for which the IRS has provided a “safe harbor” but not rules of substantive law. Pursuant to the “safe harbor,” if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the quarterly 75% asset test, and interest derived from the mezzanine loan will be treated as qualifying income for purposes of the annual 75% and 95% gross income tests. To the extent that any of the Fund’s mezzanine loans do not meet all of the requirements for reliance on the “safe harbor,” such loans may not be real estate assets and could adversely affect the Fund’s status as a REIT.

Complying with REIT requirements may force the Fund to liquidate otherwise profitable assets, which could materially and adversely affect the Fund.

In order to qualify and maintain the Fund’s qualification as a REIT for U.S. federal income tax purposes, the Fund must ensure that at the end of each calendar quarter, at least 75% of the value of the Fund’s total assets consists of cash, cash items, government securities and designated real estate assets, including certain mortgage loans and stock in other REITs. Subject to certain exceptions, the Fund’s ownership of securities, other than government securities and securities that constitute real estate assets, generally cannot include more than 10% of the outstanding voting securities of any one issuer or more than 10% of the total value of the outstanding securities of any one issuer. In addition, in general, no more than 5% of the value of the Fund’s total assets, other than government securities and securities that constitute real estate assets, can consist of the securities of any one issuer, and no more than 25% (20% for tax years prior to 2026) of the value of the Fund’s total assets can be represented by securities of one or more TRSs. The Fund generally does not intend to take actions that would cause the Fund to fail to satisfy the asset tests described above. However, if the Fund fails to comply with these requirements at the end of any calendar quarter after the first calendar quarter for which it qualified as a REIT, the Fund must generally correct such failure within 30 days after the end of such calendar quarter to prevent the Fund from losing the Fund’s REIT qualification. As a result, the Fund may be required to liquidate otherwise profitable assets prematurely, which could reduce the return on the Fund’s assets, which could materially and adversely affect the Fund.

Complying with REIT requirements may cause the Fund to forego otherwise attractive investment opportunities.

In order for the Fund to qualify and maintain its qualification as a REIT for U.S. federal income tax purposes, the Fund must on a continuing basis satisfy various tests on an annual and quarterly basis regarding the sources of its income, the nature and diversification of its assets, the amounts the Fund distributes to its shareholders and the ownership of its stock. To meet these tests, the Fund may be required to forgo investments it might otherwise make. The Fund may be required to make distributions to its shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution and may be unable to pursue investments that would be otherwise advantageous to the Fund in order to satisfy the source of income or asset diversification requirements for qualifying as a REIT. Thus, compliance with the REIT requirements may hinder the Fund’s investment performance and materially and adversely affect the Fund.

The Declaration of Trust generally does not permit the ownership in excess of 9.8% of the Common Shares or 9.8% of all classes and series of the Fund shares, and attempts to acquire the Fund shares in excess of the ownership limits will be ineffective unless an exemption is granted by the Board of Trustees.

Due to limitations on the concentration of ownership of REIT shares imposed by the Code, and subject to certain exceptions, the Declaration of Trust provides that no person may beneficially or constructively own (1) Common Shares in excess of 9.8% in value or in number of shares, whichever is more restrictive, of the outstanding Common Shares or (2) shares of stock in excess of 9.8% in value of the outstanding shares of the Fund. The Declaration of Trust also contains certain other limitations on the ownership and transfer of the Fund’s shares.

The constructive ownership rules under the Code are complex and may cause shares owned actually or constructively by a group of related individuals and/or entities to be owned constructively by one individual or entity. As a result, the acquisition of less than 9.8% of the Common Shares (or the acquisition of an interest in an entity that owns, actually or constructively, the Common Shares) by an individual or entity could, nevertheless, cause that individual or entity, or another individual or entity, to own constructively in excess of 9.8% in value or in number of shares, whichever is more restrictive, of the outstanding Common Shares or 9.8% in value of the Fund’s outstanding shares and thereby violate the applicable ownership limit. Pursuant to the Declaration of Trust, if any purported transfer of the Fund’s shares or any other event (1) would otherwise result in any person violating the ownership limits or such other limit established by the Board of Trustees, (2) could result in the Fund being “closely held” within the meaning of Section 856(h) of the Code (without regard to whether the ownership interest is held during the last half of a taxable year) or (3) otherwise would cause the Fund to fail to qualify as a REIT, then the number of shares causing the violation (rounded up to the nearest whole share) will be automatically transferred to, and held by, a trust for the exclusive benefit of one or more charitable beneficiaries selected by the Fund. If any transfer of the Fund’s shares would result in the Fund’s shares being beneficially owned by fewer than 100 persons (determined under the principles of Section 856(a)(5) of the Code), then any such purported transfer will be void and of no force or effect and the intended transferee will acquire no rights in the shares.

The Adviser and the Subadviser have limited experience managing a portfolio of assets owned by a fund that intends to qualify for taxation as REIT.

REITs are subject to numerous complex requirements in order to maintain their REIT tax status, including income and asset composition tests. The Adviser and the Subadviser have limited experience managing a portfolio in the manner intended to comply with such requirements. To the extent the Adviser and/or the Subadviser manage the Fund in a manner that causes the Fund to fail to qualify for taxation as a REIT, it could adversely affect the Fund and its shareholders.

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities

The Adviser, the Subadviser and their affiliates may sponsor or manage investment funds, accounts or other investment vehicles with similar or overlapping investment strategies. For example, each of the Adviser and/or the Subadviser may serve as investment adviser to one or more private funds, registered closed-end funds and/or collateralized loan obligations (CLOs). In addition, the Fund’s officers may serve in similar capacities for one or more private funds, registered closed-end funds and/or CLOs. To the extent the Adviser, Subadviser and/or their affiliates determine that an investment is appropriate for the Fund and for one or more other funds, the Adviser, the Subadviser and/or their affiliates, as applicable, allocate investment opportunities across the entities for which such opportunities are appropriate, consistent with (a) certain restrictions under the 1940 Act and rules thereunder regarding co-investments with affiliates, (b) the requirements of the Advisers Act and (c) the Adviser and/or Subadviser’s internal conflict of interest and allocation policies. The Fund and the Adviser rely on exemptive relief from the SEC that permits the Fund to, among other things, co-invest with certain other persons, including certain affiliates of the Adviser and certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.

The Adviser has established policies to ensure that the Fund will generally share equitably with other funds managed by the Adviser, the Subadviser and/or their affiliates, in investment opportunities that are suitable for the Fund and such other investment funds.

The Subadviser has established allocation policies to ensure that the Fund will generally share equitably with other credit investment funds managed by the Subadviser or its affiliates within the alternative credit platform in credit investment opportunities that are suitable for the Fund and those other investment funds.

The 1940 Act imposes significant limits on co-investment with affiliates of the Fund, and without an exemptive order the Fund generally would not be permitted to co-invest alongside its affiliates in privately negotiated transactions unless the transaction is otherwise permitted under existing regulatory guidance, such as transactions where price is the only negotiated term, and will not participate in transactions where other terms are negotiable. In situations where co-investment with other entities sponsored or managed by the Adviser, the Subadviser or their affiliates is not permitted or appropriate, such as when there is an opportunity to invest in different securities of the same issuer, the Subadviser will need to decide whether the Fund or such other entity or entities will proceed with the investment. The Subadviser will make these determinations based on its policies and procedures, which will generally require that such opportunities be offered to eligible accounts on a basis that is fair and equitable over time. This reduces the amount of transactions in which the Fund can participate and makes it more difficult for the Fund to implement its investment objective.

Conflicts of Interest Relating to Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Relating to Affiliates

The Advisers’ affiliation with Genstar Capital and FEAC requires the Advisers to manage conflicts of interest associated with dealings the Fund may have with those businesses or funds, clients or the companies in which the Fund invests. For example, should the Advisers wish to cause the Fund to execute portfolio transactions through broker dealers associated with Genstar Capital, the commercial reasonableness of the brokerage compensation associated with those trades would have to be assessed. Other dealings may be more completely restricted. For example, the Fund may not be able to buy or sell property directly to or from FEAC, Genstar Capital or their associated accounts. There also may be limits on participation in underwritings or other securities offerings by FEAC, Genstar Capital or their associated funds, accounts or portfolio companies. The breadth of these affiliations at times may require the Fund to abstain from or restructure an otherwise attractive investment opportunity.

Investments in portfolio companies associated with Genstar Capital may be restricted by the 1940 Act. To the extent such investments are permitted and the Fund invests in such a portfolio company (a portfolio company generally referring to a company owned by private equity funds managed by Genstar Capital), conflicts of interest may arise from the presence of Genstar Capital representatives on the company board or the payment of compensation by the company to Genstar Capital or an affiliate. Moreover, the Advisers could have an incentive to allocate the Fund’s assets to such a portfolio company since affiliates of the Advisers have a direct or indirect financial interest in its success. There also may be instances where Genstar Capital could be involved in bankruptcy proceedings of current investments or of issuers in which the Fund would otherwise invest, with potentially divergent interests as between the Fund and Genstar Capital. The Fund may be forced to sell or hold existing investments (possibly at disadvantageous times or under disadvantageous conditions) as a result of various relationships that Genstar Capital may have or transactions or investments Genstar Capital and their affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses or lost opportunity costs to the Fund.

Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Risk

The Fund intends to make regular monthly distributions of all of its net investment income to shareholders. In addition, the Fund intends to distribute any net capital gains to shareholders no less frequently than annually. U.S. federal income tax law generally requires that a REIT distribute annually at least 90% of its REIT taxable income, determined without regard to the deduction for dividends paid and excluding net capital gains, and that it pay tax at the regular corporate rate to the extent that it annually distributes less than 100% of its REIT taxable income. In addition, the Fund will incur a 4% non-deductible excise tax on the amount, if any, by which its distributions in any calendar year are less than a minimum amount specified under U.S. federal income tax law. As a result, the Fund intends to make timely distributions sufficient for the Fund to qualify and maintain its qualification as a REIT for U.S. federal income tax purposes and avoid being subject to U.S. federal income and excise tax.

The Fund’s distributions over time may be affected by numerous factors, including but not limited to changes in its current distribution policy, changes in realized market returns, fluctuations in market interest rates, Fund performance, expense support from the Adviser, and other factors. The Fund cannot assure you that it will achieve investment results that will allow the Fund to make a specified level of cash distributions or periodically increase its distribution rate. The Fund’s distribution policy may be changed at any time by the Board.

Subject to the possibility of return of capital distributions and other adjustments or relevant factors (including the expense support currently being paid by the Adviser), the monthly distributions that Common Shareholders are expected to receive from the Fund will be derived from net income and gain after payment of Fund expenses. The Fund’s cash available for distribution may vary widely over the short and long term.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk

The Fund may engage in short-term trading strategies, as part of its cash management strategy in connection with inflows and repurchase offers, and securities may be sold without regard to the length of time held when, in the opinion of the Subadviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher transaction costs and may generate short-term capital gains taxable as ordinary income, which may have a negative impact on the Fund’s performance over time.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk

The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund, Adviser and Subadviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund, the Adviser and/or the Subadviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data. If the Adviser and/or the Subadviser were unavailable in the event of a disaster, the Fund’s ability to effectively conduct its business could be severely compromised.

The Fund, Adviser and Subadviser depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, the computer systems of the Fund, Adviser and/or Subadviser could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins, “phishing” attempts or unauthorized tampering. Like other companies, the Fund, Adviser and Subadviser may experience threats to their data and systems, including malware and computer virus attacks, impersonation of authorized users, unauthorized access, system failures and disruptions. The Fund does not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser, the Subadviser, Common Shareholders and/or a borrower (direct or indirect), each of which would be negatively impacted. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the computer systems and networks of the Fund, Adviser or Subadviser, or otherwise cause interruptions or malfunctions in the Fund’s operations, which could result in damage to the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Anti-Takeover and Other Provisions in the Declaration of Trust [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover and Other Provisions in the Declaration of Trust

		The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. The Trustees are elected for indefinite terms and do not stand for re-election on a regular basis, although they may stand for re-election in connection with the election of another Trustee. The anti-takeover provisions in the Declaration of Trust promote stability in the governance of the Fund and limit the risk that the Fund will be subject to changes in control, operational changes or other changes that may not be in the best interests of shareholders. However, these anti-takeover provisions may also inhibit certain changes of control that could benefit shareholders, such as by leading to improvements in Fund operations, by leading to increased returns of capital to shareholders or through other means. The Declaration of Trust, including the anti-takeover provisions contained therein, was considered and ratified by the Fund’s Board of Trustees. See “Anti-Takeover and Other Provisions in the Declaration of Trust.
U.S. Government Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Government Obligations Risk

Not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities, and, accordingly, may have a material adverse effect on the Fund’s investment objective and rate of return on investment capital. A portion of the Fund’s income will depend upon the difference between the rate at which it borrows funds and the interest rate on the debt securities in which it invests. Because the Fund will borrow money to make investments and may issue debt securities, preferred stock or other securities, the Fund’s net investment income is dependent upon the difference between the rate at which the Fund borrows funds or pays interest or dividends on such debt securities, preferred stock or other securities and the rate at which the Fund invests these funds. Typically, the Fund anticipates that its interest earning investments will accrue and pay interest at both variable and fixed rates, and that its interest-bearing liabilities will accrue interest at variable and fixed rates. Benchmarks used to determine the floating rates earned on the Fund’s interest earning investments, such as SOFR, have maturities that range between one and twelve months and alternate base rate, or ABR, (commonly based on the Prime Rate or the Federal Funds Rate), with no fixed maturity date. As a result, there can be no assurance that a significant change in market interest rates as it relates to investments and/or its underlying leverage will not have a material adverse effect on the Fund’s net investment income. The Fund uses a combination of equity and long-term and short-term borrowings to finance its investment activities.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. A significant increase in market interest rates could harm the Fund’s ability to attract new borrowers (direct or indirect) and originate new loans and investments. As of the date of this prospectus, there have been significant recent rates increases in the United States to combat inflation in the U.S. economy, and additional rate increases are possible. In periods of rising interest rates, the Fund’s cost of funds would increase, resulting in a decrease in the Fund’s net investment income. In addition, a decrease in interest rates may reduce net income, because new investments may be made at lower rates despite the increased demand for the Fund’s capital that the decrease in interest rates may produce. The Subadviser may, but is not required to, hedge against the risk of adverse movement in interest rates in the Fund’s short-term and long-term borrowings relative to the Fund’s portfolio of assets. If the Subadviser engages in hedging activities on behalf of the Fund, it may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition, and results of operations. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition, and results of operations.

Class A-1 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[2]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expense 2 [Percent]	[4]	0.00%
Management Fees [Percent]	[5]	1.47%
Interest Expenses on Borrowings [Percent]	[6]	0.92%
Distribution/Servicing Fees [Percent]		0.50%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[7]	2.61%
Other Annual Expense 2 [Percent]	[8]	0.03%
Other Annual Expenses [Percent]		2.64%
Total Annual Expenses [Percent]		5.54%
Waivers and Reimbursements of Fees [Percent]	[9]	(3.83%)
Net Expense over Assets [Percent]		1.71%
Expense Example, Year 01	[10]	$ 17
Expense Example, Years 1 to 3	[10]	131
Expense Example, Years 1 to 5	[10]	244
Expense Example, Years 1 to 10	[10]	$ 520
Class A-1 Shares [Member] | Excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		0.75%
Class A-2 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[2]	2.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	1.50%
Other Transaction Expense 2 [Percent]	[4]	0.00%
Management Fees [Percent]	[5]	1.47%
Interest Expenses on Borrowings [Percent]	[6]	0.92%
Distribution/Servicing Fees [Percent]		0.75%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[7]	2.61%
Other Annual Expense 2 [Percent]	[8]	0.03%
Other Annual Expenses [Percent]		2.64%
Total Annual Expenses [Percent]		5.79%
Waivers and Reimbursements of Fees [Percent]	[9]	(3.83%)
Net Expense over Assets [Percent]		1.96%
Expense Example, Year 01	[10]	$ 44
Expense Example, Years 1 to 3	[10]	160
Expense Example, Years 1 to 5	[10]	273
Expense Example, Years 1 to 10	[10]	$ 550
Class A-2 Shares [Member] | Excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		1.00%
Class A-3 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[2]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expense 2 [Percent]	[4]	0.00%
Management Fees [Percent]	[5]	1.47%
Interest Expenses on Borrowings [Percent]	[6]	0.92%
Distribution/Servicing Fees [Percent]		0.75%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[7]	2.61%
Other Annual Expense 2 [Percent]	[8]	0.03%
Other Annual Expenses [Percent]		2.64%
Total Annual Expenses [Percent]		5.79%
Waivers and Reimbursements of Fees [Percent]	[9]	(3.83%)
Net Expense over Assets [Percent]		1.96%
Expense Example, Year 01	[10]	$ 20
Expense Example, Years 1 to 3	[10]	138
Expense Example, Years 1 to 5	[10]	255
Expense Example, Years 1 to 10	[10]	$ 538
Class A-3 Shares [Member] | Excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		1.00%
Class A-4 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[2]	2.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	1.50%
Other Transaction Expense 2 [Percent]	[4]	0.00%
Management Fees [Percent]	[5]	1.47%
Interest Expenses on Borrowings [Percent]	[6]	0.92%
Distribution/Servicing Fees [Percent]		0.50%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[7]	2.61%
Other Annual Expense 2 [Percent]	[8]	0.03%
Other Annual Expenses [Percent]		2.64%
Total Annual Expenses [Percent]		5.54%
Waivers and Reimbursements of Fees [Percent]	[9]	(3.83%)
Net Expense over Assets [Percent]		1.71%
Expense Example, Year 01	[10]	$ 42
Expense Example, Years 1 to 3	[10]	153
Expense Example, Years 1 to 5	[10]	263
Expense Example, Years 1 to 10	[10]	$ 532
Class A-4 Shares [Member] | Excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		0.75%
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[2]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 2 [Percent]	[4]	0.00%
Management Fees [Percent]	[5]	1.47%
Interest Expenses on Borrowings [Percent]	[6]	0.92%
Distribution/Servicing Fees [Percent]		0.00%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[7]	2.61%
Other Annual Expense 2 [Percent]	[8]	0.03%
Other Annual Expenses [Percent]		2.64%
Total Annual Expenses [Percent]		5.04%
Waivers and Reimbursements of Fees [Percent]	[9]	(3.83%)
Net Expense over Assets [Percent]		1.21%
Expense Example, Year 01	[10]	$ 12
Expense Example, Years 1 to 3	[10]	117
Expense Example, Years 1 to 5	[10]	221
Expense Example, Years 1 to 10	[10]	$ 482
Acquired Fund Fees Estimated, Note [Text Block]	[3]	None
General Description of Registrant [Abstract]
NAV Per Share			$ 25.3	$ 25
Class I Shares [Member] | Excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		0.25%
Class W Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[2]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 2 [Percent]	[4]	0.00%
Management Fees [Percent]	[5]	1.47%
Interest Expenses on Borrowings [Percent]	[6]	0.92%
Distribution/Servicing Fees [Percent]		0.00%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[7]	2.61%
Other Annual Expense 2 [Percent]	[8]	0.03%
Other Annual Expenses [Percent]		2.64%
Total Annual Expenses [Percent]		5.04%
Waivers and Reimbursements of Fees [Percent]	[9]	(3.83%)
Net Expense over Assets [Percent]		1.21%
Expense Example, Year 01	[10]	$ 12
Expense Example, Years 1 to 3	[10]	117
Expense Example, Years 1 to 5	[10]	221
Expense Example, Years 1 to 10	[10]	$ 482
Acquired Fund Fees Estimated, Note [Text Block]	[3]	None
Class W Shares [Member] | Excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]		0.25%
Maximum Repurchase Fee [Member]
Other Transaction Expenses [Abstract]
Other Transaction Expense 2 [Percent]		2.00%
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Voting Rights [Text Block]		Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.
Security Preemptive and Other Rights [Text Block]		All Common Shares are equal as to distributions, assets and voting privileges and have no conversion, pre-emptive or other subscription rights.
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares
Security Voting Rights [Text Block]

The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by Common Shareholders and holders of preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the trustees of the Fund at any time two years’ dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by the 1940 Act, holders of preferred shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.

The affirmative vote of the holders of a majority of any outstanding preferred shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of preferred shares. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of any preferred shares will be entitled to receive a preferential liquidating distribution. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Security Preemptive and Other Rights [Text Block]		The Fund’s Agreement and Declaration of Trust provides that the Board of Trustees of the Fund may authorize and issue preferred shares, with rights as determined by the Board of Trustees, without the approval of the Common Shareholders. Common Shareholders have no pre-emptive right to purchase any preferred shares that might be issued
Preferred Stock Restrictions, Arrearage [Text Block]	The use of leverage can create risks. The terms of any preferred shares, including dividend rate, liquidation preference and redemption provisions, restrictions on the declaration of dividends, maintenance of asset ratios and restrictions while dividends are in arrears will be determined by the Board of Trustees, subject to applicable law and the Agreement and Declaration of Trust. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of any preferred shares will be similar to those stated below.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of any preferred shares will be entitled to receive a preferential liquidating distribution. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by Common Shareholders and holders of preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the trustees of the Fund at any time two years’ dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by the 1940 Act, holders of preferred shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.

The affirmative vote of the holders of a majority of any outstanding preferred shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of preferred shares. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

The terms of any preferred shares issued by the Fund are expected to provide that (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share; (ii) the Fund may tender for or purchase preferred shares; and (iii) the Fund may subsequently resell any preferred shares so tendered for or purchased. Any redemption or purchase of preferred shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of such preferred shares by the Fund will increase that leverage.

[1]	The expense table above is based on estimated average net assets of approximately $57,000,000 which reflects the Fund’s average net assets for the first quarter 2026 (higher than the Fund’s actual net assets at fiscal year-end December 31, 2025 of approximately $52,000,000). Total Annual Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE and is based on the Fund’s actual results rather than estimates.
[2]	The Fund continuously offers its Common Shares through FEF Distributors, LLC (the “Distributor”), as principal underwriter, on a best efforts basis. Class A-1 Shares, Class A-2 Shares, Class A-3 Shares, Class A-4 Shares, Class I Shares and Class W Shares will be sold on a continuous basis at the Fund’s then current NAV per Share. While neither the Fund nor the Distributor impose a sales commission on Class A-1 Shares, Class A-3 Shares, Class I Shares or Class W Shares, if you buy any class of shares (including, Class A-1 Shares, Class A-3 Shares, Class I Shares or Class W Shares) through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.
[3]	Investors that purchase $250,000 or more of the Fund’s Class A-2 Shares and/or Class A-4 Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $250,000 or more of Class A-2 Shares or Class A-4 Shares will be subject to an early withdrawal charge of 1.50% if the shares are repurchased during the first 12 months after their purchase. See “Early Withdrawal Charges—Class A-2 Shares and Class A-4 Shares”.
[4]	(3) The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%.
[5]	The Management Fee paid by the Fund is calculated at the annual rate of 1.25% of the average daily value of the Fund’s Managed Assets, which includes assets purchased with borrowed money including, for this purpose, amounts attributable to the Fund’s use of reverse repurchase agreement financing. The table above assumes that the Fund borrows money for investment purposes at an average amount of 14.78% of its Managed Assets. The Management Fee in the table is greater than 1.25% since it is computed as a percentage of the Fund’s net assets for presentation therein. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).
[6]	Interest Payments on Borrowed Funds are estimated based on average borrowings of 14.78% of the Fund’s average Managed Assets and the Fund bears expenses relating to such borrowings at an annual effective interest rate of 5.28% (plus applicable fees the Fund incurs in connection with its credit facility).
[7]	(7) Other Expenses - General include, but are not limited to, accounting, legal and auditing fees of the Fund, fees for research services, acquired fund fees and expenses, as well as fees payable to the Independent Trustees. Other Expenses - General are based on estimated amounts for the following twelve months.
[8]	Other Expenses - Tax Expense includes income taxes payable by the Fund’s TRSs. The Fund’s tax expense is based on estimated amounts for the following twelve months and may differ from the estimated amount above. Please note that the tax expense estimates both federal and potential state & local tax rates.
[9]	The Adviser has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of the Class A-1, Class A-2, Class A-3, Class A-4, Class I and Class W shareholders are limited to 0.75%, 1.00%, 1.00%, 0.75%, 0.25% and 0.25%, respectively, of average net assets. This undertaking lasts until April 30, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed to repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 0.75%, 1.00%, 1.00%, 0.75%, 0.25% and 0.25% of the class’s average net assets, respectively, or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the date on which the Fund incurred the fee and/or expense and is limited to the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recapture.
[10]	The example above should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds and Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all time periods shown and that all dividends and distributions are reinvested at NAV. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. Class A-1 Shares, Class A-3 Shares, Class I Shares and Class W Shares are offered for investment through certain financial firms that charge their customers transaction or other fees with respect to their customers’ investments in the Fund and such fees are not reflected in the example.